Portfolio of investments—March 31, 2023 (unaudited)

	Principal	Value
Closed-end fund obligations: 0.85%
California: 0.69%
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (420 Shares) 4.42% 144Aø	$42,000,000	$ 42,000,000
Other: 0.16%
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series B (100 Shares) 1.00% 144Aø	10,000,000	10,000,000
Total Closed-end fund obligations (Cost $52,000,000)		52,000,000

	Interest rate	Maturity date
Municipal obligations: 98.47%
Alabama: 3.42%
Airport revenue: 0.08%
Birmingham AL Airport Authority Revenue (BAM Insured)	4.00%	7-1-2036	500,000	515,966
Birmingham AL Airport Authority Revenue (BAM Insured)	4.00	7-1-2037	500,000	512,310
Birmingham AL Airport Authority Revenue (BAM Insured)	4.00	7-1-2038	400,000	408,397
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2028	700,000	787,233
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2029	750,000	857,707
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2030	500,000	578,045
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2032	600,000	690,768
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2033	650,000	744,126
				5,094,552
Education revenue: 0.08%
Jacksonville Public Educational Building Authority Series 2023A (AGM Insured)	5.25	8-1-2048	4,500,000	4,861,151
GO revenue: 0.05%
Birmingham AL CCAB Series A1	5.00	3-1-2045	3,160,000	3,351,866
Health revenue: 0.68%
Alabama Health Care Authority for Baptist Health Series 2023	5.00	11-15-2031	11,970,000	13,552,475
Alabama Health Care Authority for Baptist Health Series B ø	5.02	11-1-2042	14,500,000	14,500,000
Alabama Special Care Facilities Bonds Series 2016B	5.00	11-15-2046	11,000,000	11,241,474
UAB Medicine Finance Authority Series B	5.00	9-1-2034	1,000,000	1,108,729
UAB Medicine Finance Authority Series B	5.00	9-1-2035	1,000,000	1,098,435
				41,501,113
Miscellaneous revenue: 0.12%
Huntsville Alabama Public Building Authority	5.00	2-1-2052	7,000,000	7,516,996
Tax revenue: 0.43%
Alabama Federal Aid Highway Finance Authority Series A	5.00	9-1-2035	24,000,000	26,122,637
Utilities revenue: 1.88%
Black Belt Energy Gas District Alabama Gas Project Series C-1	5.25	2-1-2053	23,000,000	24,225,930
Black Belt Energy Gas District Gas Supply Revenue Bonds Series 2021A (Royal Bank of Canada LIQ)	4.00	6-1-2051	5,500,000	5,419,022
Lower Alabama Gas Supply District Project #2	4.00	12-1-2050	20,590,000	20,411,318
Southeast Alabama Energy Authority Commodity Supply Project #2 Series B	4.00	12-1-2051	3,000,000	2,915,492
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  1

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Southeast Alabama Energy Authority Commodity Supply Project #5 Series A	5.25%	1-1-2054	$25,000,000	$ 26,369,678
Southeast Alabama Gas Supply District Project #2 Series 2018A	4.00	6-1-2049	28,850,000	28,861,756
Southeast Energy Authority Alabama Project #1 Series A	4.00	11-1-2051	2,465,000	2,420,414
Tender Option Bond Trust Receipts/Floater Certificates Series 2022-XF3073 144Aø	4.27	2-1-2053	5,000,000	5,000,000
				115,623,610
Water & sewer revenue: 0.10%
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2025	710,000	649,505
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2026	3,000,000	2,595,002
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2029	4,115,000	2,931,917
				6,176,424
				210,248,349
Alaska: 0.04%
Health revenue: 0.04%
Alaska IDA Tanana Chiefs Conference Project	5.00	10-1-2033	1,930,000	2,112,839
Arizona: 1.10%
Education revenue: 0.25%
Arizona Board of Regents University of Arizona Series C	5.00	8-1-2029	1,005,000	1,156,065
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,085,000	1,041,392
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.88	6-15-2048	2,435,000	2,252,970
Phoenix AZ IDA Legacy Traditional School Project Series A 144A	6.50	7-1-2034	2,000,000	2,044,929
Pima County AZ IDA American Leadership Project 144A	4.00	6-15-2029	2,905,000	2,786,038
Pima County AZ IDA American Leadership Project 144A	4.00	6-15-2041	3,195,000	2,606,562
Pima County AZ IDA Noah Webster Schools-Pima Project	7.00	12-15-2043	3,225,000	3,275,430
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2862 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	4.32	12-15-2047	150,000	150,000
				15,313,386
GO revenue: 0.06%
Maricopa County AZ Special Health Care District Series D	4.00	7-1-2035	3,500,000	3,687,859
Health revenue: 0.08%
Arizona Health Facilities Authority Revenue Bond Banner Health Series A	5.00	1-1-2044	5,000,000	5,088,854
Industrial development revenue: 0.07%
Maricopa County AZ IDA Revenue Bonds Commercial Metals Company Project Series 2022 144A	4.00	10-15-2047	4,000,000	3,305,075
Maricopa County AZ PCR Refunding Bonds Series A	2.40	6-1-2035	1,000,000	792,089
				4,097,164
Miscellaneous revenue: 0.61%
Navajo Nation Refunding Bond Series A 144A	5.50	12-1-2030	7,275,000	7,551,051
See accompanying notes to portfolio of investments

2  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Phoenix AZ Civic Improvement Corporation Junior Lien Refunding Bond	5.00%	7-1-2034	$ 8,805,000	$ 9,470,420
Phoenix AZ Civic Improvement Corporation Junior Lien Refunding Bond Series 2019B	5.00	7-1-2044	5,570,000	5,807,655
Phoenix AZ Civic Improvement Corporation Series A	5.00	7-1-2034	13,875,000	14,512,680
				37,341,806
Water & sewer revenue: 0.03%
Mesa AZ Utility System Revenue	4.00	7-1-2042	1,000,000	1,006,094
Mesa AZ Utility System Revenue	4.00	7-1-2043	1,000,000	1,005,582
				2,011,676
				67,540,745
Arkansas: 0.04%
Miscellaneous revenue: 0.04%
Arkansas Development Finance Authority Arkansas Division of Emergency Management	4.00	6-1-2038	1,170,000	1,174,110
Arkansas Development Finance Authority Arkansas Division of Emergency Management	4.00	6-1-2039	1,000,000	1,002,933
Arkansas Development Finance Authority Arkansas Division of Emergency Management	4.00	6-1-2040	500,000	500,749
				2,677,792
California: 5.27%
Airport revenue: 1.35%
Los Angeles CA Department of Airports AMT Subordinate Revenue Bond	5.00	5-15-2034	1,750,000	1,828,365
Los Angeles CA Department of Airports Subordinate Revenue Bonds	5.00	5-15-2034	1,465,000	1,575,611
Los Angeles CA Department of Airports Subordinate Revenue Bonds Series A	5.00	5-15-2046	7,000,000	7,357,566
Los Angeles CA Department of Airports Subordinate Revenue Bonds Series A %%	5.25	5-15-2041	2,500,000	2,761,246
Los Angeles CA Department of Airports Subordinate Revenue Bonds Series A %%	5.25	5-15-2042	2,000,000	2,197,277
Los Angeles CA Department of Airports Subordinate Revenue Bonds Series A %%	5.25	5-15-2048	3,000,000	3,258,978
Los Angeles CA Department of Airports Subordinate Revenue Bonds Series A	5.25	5-15-2048	15,000,000	15,680,949
Los Angeles CA Department of Airports Subordinate Revenue Bonds Series H	5.50	5-15-2047	5,000,000	5,524,012
Los Angeles CA International Airports Revenue Bonds 2022 Series G	5.25	5-15-2047	3,000,000	3,239,933
Port of Oakland CA Refunding Bonds Series H	5.00	5-1-2026	2,500,000	2,634,312
Port of Oakland CA Refunding Bonds Series H	5.00	5-1-2029	1,875,000	2,066,894
San Francisco CA City & County Airport Commission San Francisco International Airport Series 2022A	4.00	5-1-2052	1,500,000	1,416,693
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2046	30,000,000	30,530,013
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2052	3,000,000	3,140,748
				83,212,597
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  3

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.14%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13%	8-1-2043	$ 2,230,000	$ 2,261,918
California School Finance Authority Charter School Revenue Bonds Series A 144A	5.00	8-1-2042	1,000,000	1,014,424
University of California Series K	4.00	5-15-2046	5,075,000	5,075,856
				8,352,198
GO revenue: 0.88%
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2031	2,175,000	1,703,517
Alhambra CA Unified School District CAB Election of 2008 Series B (AGC Insured) ¤	0.00	8-1-2031	7,500,000	5,859,757
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2032	3,795,000	2,863,514
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2034	5,000,000	3,470,516
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2035	6,700,000	4,429,542
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2031	1,000,000	768,594
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2032	1,000,000	740,821
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2033	1,000,000	712,728
Compton CA Community College District CAB Election of 2002 Series C ¤	0.00	8-1-2032	2,515,000	1,849,540
Compton CA Community College District CAB Election of 2002 Series C ¤	0.00	8-1-2033	2,000,000	1,413,923
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2030	2,000,000	1,632,813
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2031	2,000,000	1,574,678
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2032	1,660,000	1,259,402
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2033	1,230,000	897,250
Los Angeles CA Unified School District Series R	4.00	7-1-2044	11,000,000	11,168,634
Ontario Montclair CA School District CAB (AGC Insured) ¤	0.00	8-1-2028	1,500,000	1,285,310
Ontario Montclair CA School District CAB (AGC Insured) ¤	0.00	8-1-2030	2,000,000	1,598,729
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2031	2,000,000	1,561,026
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2033	1,000,000	731,354
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2034	2,000,000	1,401,324
Whittier CA School District Series C	5.25	8-1-2046	4,850,000	5,214,192
Wiseburn CA School District CAB Election of 2010 Series B (AGM Insured) ¤	0.00	8-1-2034	2,530,000	1,709,101
				53,846,265
Health revenue: 0.79%
California HFFA Revenue Bond Sutter Health Series A	5.00	11-15-2048	3,000,000	3,106,984
California HFFA Stanford Health Care Series A	4.00	8-15-2050	13,450,000	13,322,727
California PFA Enso Village Project Series B-3 144A	2.13	11-15-2027	4,000,000	3,795,362
California Statewide CDA Health Facilities Dignity Health Series E (AGM Insured) €	4.44	7-1-2040	16,050,000	16,050,000
California Statewide CDA Various Sweep Loan Program Series A (U.S. Bank NA LOC) ø	3.45	8-1-2035	695,000	695,000
See accompanying notes to portfolio of investments

4  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
University of California Regents University Medical Center Pooled Revenue Bonds 2016 Series L	4.00%	5-15-2037	$ 7,525,000	$ 7,625,911
University of California Regents University Medical Center Pooled Revenue Bonds 2016 Series L	5.00	5-15-2047	3,885,000	4,030,231
				48,626,215
Housing revenue: 0.08%
California Community Housing Agency Essential Housing Revenue Serenity at Larkspur Series C 144A	5.00	2-1-2050	1,000,000	828,171
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	3,081,309	3,093,789
California Statewide CDA Community Improvement Authority Bond Mezzanine Pasadena Portfolio 144A	4.00	12-1-2056	1,500,000	1,083,392
				5,005,352
Industrial development revenue: 0.07%
California Infrastructure & Economic Development Brightline West Passenger Rail 144A	3.65	1-1-2050	4,250,000	4,251,042
Miscellaneous revenue: 0.62%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	8,500,000	8,723,782
California Public Works Board Judicial Council Project Series A	5.00	3-1-2031	3,260,000	3,265,522
Hayward CA Unified School District Series 2022	5.25	8-1-2047	5,000,000	5,240,379
Mesa CA Water District Certificate of Participation	4.00	3-15-2039	500,000	516,040
Mesa CA Water District Certificate of Participation	4.00	3-15-2040	500,000	513,533
Mesa CA Water District Certificate of Participation	4.00	3-15-2045	1,200,000	1,213,268
Ontario Public Financing Authority Series A (AGM Insured)	5.00	11-1-2047	2,750,000	3,034,514
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2027	2,095,000	1,855,452
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2028	4,450,000	3,825,033
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2029	4,520,000	3,762,123
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2031	2,185,000	1,693,322
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2032	2,000,000	1,491,992
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2033	4,295,000	3,079,952
				38,214,912
Tax revenue: 0.02%
San Diego County CA Regional Transportation Commission Limited Tax Series A	5.00	4-1-2048	915,000	959,182
Tobacco revenue: 0.03%
California County CA Tobacco Securitization Agency	4.00	6-1-2039	500,000	492,188
California County CA Tobacco Securitization Agency	4.00	6-1-2040	300,000	293,161
California County CA Tobacco Securitization Agency	4.00	6-1-2049	1,200,000	1,113,283
				1,898,632
Transportation revenue: 0.52%
Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap +1.25%) ±	5.22	4-1-2036	23,545,000	23,781,300
Foothill-Eastern Transportation Corridor Agency Junior Lien Road Revenue Series 2021C	4.00	1-15-2043	8,500,000	8,073,648
				31,854,948
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  5

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.77%
California Community Choice Financing Authority Clean Energy Project Green Bond Series B-1	4.00%	2-1-2052	$ 2,360,000	$ 2,329,008
California Community Choice Financing Authority Clean Energy Project Revenue Bonds Series 2023C	5.25	1-1-2054	15,000,000	15,352,160
California Community Choice Financing Authority Clean Energy Project Series B-2	5.00	7-1-2053	10,000,000	10,512,264
M-S-R California Energy Authority Gas Series B	6.13	11-1-2029	14,180,000	15,501,297
Vernon CA Electric System Revenue Series A	5.00	8-1-2039	450,000	481,603
Vernon CA Electric System Revenue Series A	5.00	8-1-2040	375,000	399,819
Vernon CA Electric System Revenue Series A	5.00	8-1-2041	420,000	446,607
Victorville CA Electric Revenue Bonds Series 2022A	5.00	5-1-2036	1,210,000	1,389,037
Victorville CA Electric Revenue Bonds Series 2022A	5.00	5-1-2037	1,005,000	1,139,093
				47,550,888
				323,772,231
Colorado: 4.58%
Airport revenue: 0.66%
Denver CO City & County Airport Revenue Bonds Series 2022B	5.25	11-15-2053	2,000,000	2,227,874
Denver CO City & County Airport System Revenue Series 2012A	5.00	12-1-2034	12,855,000	14,733,666
Denver CO City & County Airport System Revenue Series 2012A	5.00	12-1-2037	3,130,000	3,302,905
Denver CO City & County Airport System Revenue Series 2012B	5.00	12-1-2027	10,000,000	10,746,231
Denver CO City & County Airport System Revenue Series 2018A	5.00	12-1-2034	9,000,000	9,665,592
				40,676,268
Education revenue: 0.59%
Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bond Series 2018 E-1	5.00	3-1-2040	390,000	406,822
Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bond Series 2018 E-1	5.00	3-1-2040	555,000	578,938
Colorado Board of Governors State University Enterprise System Revenue Unrefunded Bond Series 2018 E-1	5.00	3-1-2040	1,055,000	1,100,504
Colorado ECFA Alexander Dawson School LLC Project	5.00	2-15-2040	1,000,000	1,001,166
Colorado ECFA Charter School Aspen Ridge School Project Series 2015A 144A	4.13	7-1-2026	250,000	244,974
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	2,965,000	3,117,270
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series B-2	7.00	12-15-2046	3,940,000	4,291,447
Colorado ECFA Charter School Ben Franklin Academy Project	5.00	7-1-2036	750,000	769,668
Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	1,015,000	1,023,380
Colorado ECFA Charter School District Montessori Charter School Project	5.00	7-15-2037	1,150,000	1,151,444
Colorado ECFA Charter School New Summit Charter School 144A	4.00	7-1-2051	715,000	537,198
Colorado ECFA Charter School Refunding & Improvement Bonds Skyview Academy Project 2014 144A	4.13	7-1-2024	110,000	109,435
Colorado ECFA Charter School Refunding & Improvement Bonds University Laboratory School Project 2015 144A	5.00	12-15-2028	600,000	622,363
See accompanying notes to portfolio of investments

6  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	7.50%	9-1-2033	$ 5,015,000	$ 5,109,763
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.00	9-1-2043	5,930,000	6,052,762
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13	9-1-2048	3,795,000	3,875,473
Colorado ECFA Charter School Twin Peaks Charter Academy	6.50	3-15-2043	1,290,000	1,291,660
Colorado ECFA School Refunding & Improvement Bonds	5.00	3-15-2035	2,000,000	2,171,948
Colorado ECFA Union Colony School Project Revenue Bond Series 2018	5.00	4-1-2048	715,000	728,522
Colorado School of Mines Institutional Enterprise Revenue Bonds Series 2022A (AGM Insured)	5.25	12-1-2047	1,730,000	1,906,673
				36,091,410
GO revenue: 0.41%
Aurora CO Park 70 Metropolitan District	5.00	12-1-2046	1,000,000	1,011,305
Aurora Cornerstar Metropolitan District Refunding Bond Series A	5.25	12-1-2047	1,000,000	950,742
Broadway Station Metropolitan District #3 Series A	5.00	12-1-2049	1,250,000	905,158
Colorado International Center Metropolitan District #3 Refunding Bonds	4.63	12-1-2031	500,000	471,428
Grand River County Hospital District Series 2018 (AGM Insured)	5.25	12-1-2035	1,750,000	1,881,847
Thompson Crossing Metropolitan District #4 Refunding & Improvement Bonds	5.00	12-1-2049	2,125,000	1,884,051
Weld County School District #4 Series 2023	5.25	12-1-2047	13,000,000	14,774,622
Wheatlands CO Metropolitan District #2 Refunding Bond (BAM Insured)	5.00	12-1-2030	650,000	685,008
Wiggins CO School District #50 (BAM Insured)	4.00	12-1-2046	2,335,000	2,301,391
				24,865,552
Health revenue: 0.20%
Aspen Valley Hospital District Refunding Bonds Series 2012	5.00	10-15-2033	600,000	600,325
Colorado Health Facilities Authority CommonSpirit Health Series A2	5.00	8-1-2044	4,000,000	4,127,838
Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Society Series 2015A	5.00	6-1-2040	1,000,000	1,052,611
Colorado Health Facilities Authority Refunding & Improvement Bonds Christian Living Project	4.00	1-1-2042	1,000,000	733,031
Colorado Health Facilities Authority Revenue Bonds Hospital Advent Health Obligated Group Series A	4.00	11-15-2043	3,500,000	3,398,624
Colorado Health Facilities Authority Revenue Parkview Medical Center Incorporated	4.00	9-1-2045	500,000	450,716
Colorado Health Facilities Authority Sisters of Charity Leavenworth Health System Series 2013A	5.50	1-1-2035	1,000,000	1,020,673
Colorado Health Facilities Authority Sunny Vista Living Center Series 2015A 144A	5.00	12-1-2025	460,000	418,152
Denver CO Health & Hospital Authority Refunding Bonds Series 2017A 144A	5.00	12-1-2034	500,000	527,444
				12,329,414
Miscellaneous revenue: 1.15%
Colorado Bridge Enterprise Revenue	4.00	12-31-2029	2,705,000	2,762,186
Colorado Bridge Enterprise Revenue	4.00	6-30-2030	3,115,000	3,180,132
Colorado Bridge Enterprise Revenue	4.00	6-30-2031	665,000	678,574
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  7

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Colorado Certificate of Participation Rural Colorado Series 2022	6.00%	12-15-2039	$ 4,225,000	$ 5,178,255
Colorado Certificate of Participation Rural Colorado Series 2022	6.00	12-15-2041	27,500,000	33,357,203
Colorado Certificate of Participation Rural Colorado Series A	4.00	12-15-2038	8,150,000	8,333,936
Colorado Certificate of Participation Rural Colorado Series A	4.00	12-15-2039	3,250,000	3,289,892
Colorado E-470 Public Highway Authority CAB Series A (NPFGC Insured) ¤	0.00	9-1-2034	4,000,000	2,715,288
Colorado Regional Transportation District Certificate of Participation Series 2014A	5.00	6-1-2044	2,000,000	2,007,108
Denver CO School District #1 Certificate of Participation Series B	5.00	12-15-2035	1,000,000	1,054,520
Denver CO School District #1 Certificate of Participation Series B	5.00	12-15-2045	1,200,000	1,250,824
Longmont CO Certificate of Participation Series 2014	5.00	12-1-2034	1,000,000	1,015,531
Westminster CO Certificate of Participation Series 2015A	5.00	12-1-2035	2,000,000	2,107,193
Westminster CO Public Schools Certificate of Participation Series 2019 (AGM Insured)	5.00	12-1-2048	3,500,000	3,746,469
				70,677,111
Tax revenue: 1.01%
Colorado Park Creek Metropolitan District Refunding Bonds Series A	5.00	12-1-2045	500,000	512,473
Colorado Regional Transportation District Certificate of Participation Series P-3	4.00	7-15-2039	800,000	773,342
Colorado Regional Transportation District Certificate of Participation Series P-3	5.00	1-15-2031	500,000	550,923
Colorado Regional Transportation District Certificate of Participation Series P-3	5.00	7-15-2031	500,000	550,624
Colorado Regional Transportation District Fastracks Project Series A	5.00	11-1-2041	50,945,000	53,701,558
Commerce City CO Sales and Use Tax Revenue Bond Series 2014 (AGM Insured)	5.00	8-1-2044	1,250,000	1,288,364
Denver CO City & County Refunding & Improvement Bonds Series A	5.00	8-1-2044	3,000,000	3,137,936
Thornton CO Development Authority East 144th Avenue and I-25 Project Series B	5.00	12-1-2034	1,375,000	1,413,685
				61,928,905
Transportation revenue: 0.16%
Colorado E-470 Public Highway Authority Senior Revenue Bond Series 2020-A	5.00	9-1-2040	2,000,000	2,027,418
Colorado E-470 Public Highway Authority Senior Revenue Bonds Series 2020-A	5.00	9-1-2034	1,300,000	1,500,013
Colorado E-470 Public Highway Authority Senior Revenue Bonds Series 2020-A	5.00	9-1-2035	1,250,000	1,426,196
Colorado E-470 Public Highway Authority Senior Revenue Bonds Series 2020-A	5.00	9-1-2036	1,400,000	1,579,034
High Performance Transportation Enterprise US 36 & I-25 Managed Lanes	5.75	1-1-2044	3,360,000	3,362,168
				9,894,829
Utilities revenue: 0.26%
Colorado Springs CO Utilities System Improvement Bonds Series 2008A (U.S. Bank NA SPA) ø	3.86	11-1-2038	625,000	625,000
See accompanying notes to portfolio of investments

8  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Colorado Springs CO Utilities System Improvement Bonds Series 2013 B-2	5.00%	11-15-2038	$ 3,000,000	$ 3,033,195
Public Authority for Colorado Energy Natural Gas	6.50	11-15-2038	10,495,000	12,559,180
				16,217,375
Water & sewer revenue: 0.14%
Aurora CO Water Revenue Refunding Bond First Lien	5.00	8-1-2046	5,000,000	5,431,121
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2035	800,000	853,667
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2037	400,000	413,328
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2038	400,000	409,288
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2039	450,000	458,064
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2040	500,000	504,858
East Cherry Creek Valley Water and Sanitation District	5.00	11-15-2032	750,000	790,782
				8,861,108
				281,541,972
Connecticut: 1.38%
Education revenue: 0.36%
Connecticut HEFA Quinnipiac University Issue Series N	5.00	7-1-2048	5,000,000	5,376,493
Connecticut HEFA Trinity College Series R	4.00	6-1-2045	2,500,000	2,373,855
Connecticut HEFA Trinity College Series R	5.00	6-1-2037	950,000	1,044,323
Connecticut HEFA Trinity College Series R	5.00	6-1-2038	1,000,000	1,093,112
Connecticut HEFA Trinity College Series R	5.00	6-1-2039	1,600,000	1,740,595
Connecticut HEFA Trinity College Series R	5.00	6-1-2040	1,100,000	1,187,248
Connecticut HEFA University of Hartford Series N	5.00	7-1-2031	75,000	78,049
Connecticut HEFA University of Hartford Series N	5.00	7-1-2032	550,000	570,948
Connecticut HEFA University of Hartford Series N	5.00	7-1-2033	605,000	625,653
Connecticut HEFA University of Hartford Series N	5.00	7-1-2034	450,000	462,724
Connecticut Higher Education Supplemental Loan Authority AMT	3.25	11-15-2036	1,350,000	1,216,215
Connecticut Higher Education Supplemental Loan Authority AMT	5.00	11-15-2027	610,000	657,543
Connecticut Higher Education Supplemental Loan Authority AMT	5.00	11-15-2028	530,000	578,714
Connecticut Higher Education Supplemental Loan Authority AMT	5.00	11-15-2029	515,000	567,954
University of Connecticut Series A	5.00	2-15-2039	1,510,000	1,659,064
University of Connecticut Series A	5.00	2-15-2040	2,500,000	2,733,878
				21,966,368
GO revenue: 0.25%
Bridgeport CT Series A	4.00	6-1-2039	1,750,000	1,756,405
Connecticut Series B	5.00	6-1-2041	1,250,000	1,386,488
Hartford CT Series A	5.00	4-1-2028	3,165,000	3,170,061
Hartford CT Series B	5.00	4-1-2025	1,220,000	1,222,023
Hartford CT Series B	5.00	4-1-2026	1,470,000	1,472,506
Hartford CT Series B	5.00	4-1-2027	1,000,000	1,001,663
New Britain CT Series A (BAM Insured)	5.00	3-1-2047	1,855,000	1,984,734
New Haven CT Series A (AGM Insured)	5.00	8-1-2039	3,000,000	3,216,949
				15,210,829
Health revenue: 0.12%
Connecticut HEFA McLean Series A 144A	5.00	1-1-2045	1,000,000	906,355
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  9

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Connecticut HEFA Stamford Hospital Series M	5.00%	7-1-2032	$ 2,705,000	$ 3,067,073
Connecticut HEFA Stamford Hospital Series M	5.00	7-1-2033	3,000,000	3,340,519
				7,313,947
Tax revenue: 0.65%
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2014A	5.00	9-1-2028	10,105,000	10,429,532
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2018B	5.00	10-1-2036	5,000,000	5,508,708
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2018B	5.00	10-1-2037	7,500,000	8,207,009
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2020A	5.00	5-1-2040	1,700,000	1,880,241
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2021A (AGM Insured)	4.00	5-1-2038	5,000,000	5,155,339
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2021D	4.00	11-1-2039	2,000,000	2,036,801
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2021D	4.00	11-1-2040	3,500,000	3,547,670
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2022A	5.25	7-1-2043	3,000,000	3,421,712
				40,187,012
				84,678,156
Delaware: 0.44%
Education revenue: 0.17%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	7,500,000	7,723,921
Kent County DE Charter School Incorporated Project	4.00	5-1-2024	125,000	124,313
Kent County DE Charter School Incorporated Project Series A	4.00	5-1-2041	2,750,000	2,421,527
				10,269,761
Miscellaneous revenue: 0.04%
Tender Option Bond Trust Receipts/Floater Certificates Series 2021-XF2945 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	4.32	6-15-2043	2,840,000	2,840,000
Tax revenue: 0.01%
Delaware Series 2002A	5.50	7-1-2029	659,683	652,199
Transportation revenue: 0.22%
Delaware River & Bay Authority Project	4.00	1-1-2039	650,000	661,896
Delaware River & Bay Authority Project	4.00	1-1-2040	485,000	490,953
Delaware River & Bay Authority Project	4.00	1-1-2041	320,000	322,346
Delaware River & Bay Authority Project	4.00	1-1-2042	550,000	551,720
Delaware River & Bay Authority Project	4.00	1-1-2046	1,000,000	982,993
Delaware River & Bay Authority Project	5.00	1-1-2031	1,000,000	1,184,000
Delaware River & Bay Authority Project	5.00	1-1-2032	1,100,000	1,323,120
Delaware River & Bay Authority Project	5.00	1-1-2033	1,100,000	1,320,062
Delaware River & Bay Authority Project	5.00	1-1-2038	410,000	466,319
Delaware River & Bay Authority Project	5.00	1-1-2039	450,000	505,625
Delaware River & Bay Authority Project	5.00	1-1-2040	465,000	518,724
Delaware River & Bay Authority Project	5.00	1-1-2041	500,000	551,986
See accompanying notes to portfolio of investments

10  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Delaware River & Bay Authority Project	5.00%	1-1-2042	$ 520,000	$ 572,952
Delaware Transportation Authority U.S. 301 Project	5.00	6-1-2055	3,950,000	4,032,341
				13,485,037
				27,246,997
District of Columbia: 0.95%
Airport revenue: 0.19%
Metropolitan Washington Airports Authority Subordinated Lien Bond Series 2021A	5.00	10-1-2032	5,000,000	5,678,410
Metropolitan Washington Airports Authority Subordinated Lien Bond Series B	4.00	10-1-2038	2,500,000	2,495,248
Metropolitan Washington Airports Authority Subordinated Lien Bond Series B	4.00	10-1-2039	3,405,000	3,382,229
				11,555,887
GO revenue: 0.09%
District of Columbia Series A	5.00	6-1-2037	5,000,000	5,411,698
Miscellaneous revenue: 0.34%
District of Columbia Revenue Refunding Bonds National Public Radio Incorporated	4.00	4-1-2033	3,400,000	3,560,550
District of Columbia Series A	5.00	10-15-2044	10,000,000	10,784,084
District of Columbia Series A	5.00	2-1-2046	6,150,000	6,772,654
				21,117,288
Tax revenue: 0.09%
Washington Convention and Sports Authority Refunding Bond Senior Lien Series A	4.00	10-1-2036	670,000	686,249
Washington Convention and Sports Authority Refunding Bond Senior Lien Series A	4.00	10-1-2037	1,000,000	1,015,386
Washington Convention and Sports Authority Refunding Bond Senior Lien Series A	4.00	10-1-2037	1,115,000	1,132,155
Washington Convention and Sports Authority Refunding Bond Senior Lien Series A	4.00	10-1-2038	1,000,000	1,011,600
Washington Convention and Sports Authority Refunding Bond Senior Lien Series A	4.00	10-1-2039	640,000	643,901
Washington Convention and Sports Authority Refunding Bond Senior Lien Series A	4.00	10-1-2039	1,000,000	1,006,095
				5,495,386
Transportation revenue: 0.24%
Metropolitan Washington Airports Authority Subordinated Lien Bond Series B (AGM Insured)	4.00	10-1-2049	8,000,000	7,699,165
Washington Metropolitan Area Transit Authority Series A	4.00	7-15-2040	6,000,000	6,030,676
Washington Metropolitan Area Transit Authority Series A	4.00	7-15-2045	1,000,000	982,772
				14,712,613
				58,292,872
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  11

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Florida: 5.80%
Airport revenue: 2.49%
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00%	10-1-2034	$ 1,750,000	$ 1,907,102
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2036	12,440,000	12,741,707
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2038	2,000,000	2,130,221
Broward County FL Port Facilities Revenue AMT Series B	4.00	9-1-2044	7,300,000	6,967,446
Greater Orlando Aviation Authority Revenue AMT Series A	5.00	10-1-2046	3,000,000	3,052,956
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series A	5.00	10-1-2048	7,000,000	7,216,038
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series E	5.00	10-1-2048	10,000,000	10,308,626
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series F	5.00	10-1-2048	17,000,000	17,966,409
Jacksonville FL Port Authority Series B	5.00	11-1-2044	4,080,000	4,360,934
Jacksonville FL Port Authority Series B	5.00	11-1-2048	9,870,000	10,504,700
Miami-Dade County FL Aviation Refunding Bond AMT Series 2014	5.00	10-1-2032	14,000,000	14,217,923
Miami-Dade County FL Aviation Refunding Bond AMT Series A	4.00	10-1-2038	3,250,000	3,301,235
Miami-Dade County FL Aviation Refunding Bond AMT Series A	4.00	10-1-2041	1,500,000	1,502,674
Miami-Dade County FL Aviation Refunding Bond AMT Series A	5.00	10-1-2033	5,000,000	5,067,107
Miami-Dade County FL Aviation Refunding Bond AMT Series A	5.00	10-1-2049	18,750,000	19,240,918
Miami-Dade County FL Aviation Refunding Bond AMT Series B	5.00	10-1-2040	18,000,000	18,519,554
Miami-Dade County FL Aviation Refunding Bonds AMT Series 2014	5.00	10-1-2030	11,000,000	11,202,300
Miami-Dade County FL Seaport AMT Series A	5.25	10-1-2052	2,000,000	2,131,092
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	500,000	507,706
				152,846,648
Education revenue: 0.51%
Capital Trust Agency Florida Educational Facilities Revenue Renaissance Charter School Incorporated 144A	5.00	6-15-2039	3,610,000	3,359,204
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	13,290,000	13,431,307
Florida Development Finance Corporation Educational Facilities Revenue Bonds Series 2022 144A	5.00	10-1-2042	1,605,000	1,528,221
Florida Higher Educational Facilities Authority Jacksonville University Project Series A-1 144A	5.00	6-1-2048	2,000,000	1,760,655
Volusia County FL Educational Facility Authority Embry-Riddle Aeronautical University	5.00	10-15-2044	6,500,000	6,849,532
Volusia County FL Educational Facility Authority Embry-Riddle Aeronautical University	5.00	10-15-2049	4,000,000	4,190,398
				31,119,317
GO revenue: 0.47%
Miami-Dade County FL School District	5.00	3-15-2046	15,000,000	15,649,065
Miami-Dade County FL Series 2014A	5.00	7-1-2043	12,935,000	13,518,097
				29,167,162
See accompanying notes to portfolio of investments

12  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.66%
Atlantic Beach FL HCFR Fleet Landing Project Series B	5.63%	11-15-2043	$ 5,000,000	$ 4,972,504
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	2,500,000	2,250,199
Jacksonville FL HCFR Baptist Health Series D ø	3.95	8-1-2036	3,800,000	3,800,000
Jacksonville FL HCFR Brooks Rehabilitation	4.00	11-1-2045	3,500,000	3,251,482
Lee County FL IDA Shell Point Alliance	5.00	11-15-2044	5,350,000	5,078,662
Lee County FL IDA Shell Point Alliance	5.00	11-15-2049	1,000,000	927,852
Lee Memorial Health System Series B ø	4.57	4-1-2049	6,500,000	6,500,000
Sarasota County FL Public Hospital District Revenue Bonds Series 2022	5.00	7-1-2052	8,000,000	8,436,715
St. John's County FL IDA Vicars Landing Project Series A	4.00	12-15-2046	1,500,000	1,103,312
Tampa FL Hospital Revenue H. Lee Moffitt Cancer Center Project	4.00	7-1-2038	1,025,000	1,028,370
Tampa FL Hospital Revenue H. Lee Moffitt Cancer Center Project	4.00	7-1-2045	2,500,000	2,383,842
Tampa FL Hospital Revenue H. Lee Moffitt Cancer Center Project	5.00	7-1-2040	700,000	725,468
				40,458,406
Housing revenue: 0.05%
Florida Housing Finance Corporation Journet Place Apartments Series 1 144A	7.60	12-15-2047	760,000	800,476
Florida Housing Finance Corporation Villa Capri Phase III	7.60	12-15-2042	2,460,000	2,463,019
				3,263,495
Industrial development revenue: 0.04%
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated	3.00	6-1-2032	3,500,000	2,640,007
Miscellaneous revenue: 0.62%
Duval County FL School Board Certificate of Participation Series 2022A (AGM Insured)	5.00	7-1-2033	4,750,000	5,485,007
Duval County FL School Board Certificate of Participation Series 2022A (AGM Insured)	5.00	7-1-2034	2,000,000	2,297,184
Duval County FL School Board Certificate of Participation Series 2022A (AGM Insured)	5.00	7-1-2035	3,000,000	3,412,824
Hillsborough County FL Communications Services	5.00	10-1-2038	8,000,000	8,348,814
Indigo FL Community Development District Series C	7.00	5-1-2030	2,536,248	1,750,011
Lakeside Plantation FL Community Development District Series A	6.95	5-1-2031	776,000	776,997
Marshall Creek FL Community Development District	5.00	5-1-2032	1,445,000	1,424,072
Marshall Creek FL Community Development District	6.32	5-1-2045	110,000	107,075
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2033	1,525,000	1,572,817
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2035	1,680,000	1,729,694
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2036	1,765,000	1,816,687
Pasco County FL Series 2023A (AGM Insured)	5.00	9-1-2048	1,000,000	1,058,285
Pasco County FL Series 2023A (AGM Insured)	5.50	9-1-2044	875,000	977,350
Pinellas County FL IDA Drs. Kiran & Pallavi Patel Project	5.00	7-1-2039	2,000,000	1,964,937
Saint John's County FL School Board Certificate of Participation Series 2022A (AGM Insured)	5.25	7-1-2047	5,000,000	5,607,400
				38,329,154
Resource recovery revenue: 0.11%
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144A	5.25	8-1-2029	7,500,000	6,986,231
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  13

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.25%
Broward County FL Tourist Development Revenue Convention Center Expansion Revenue Project	4.00%	9-1-2047	$10,000,000	$ 9,684,087
Lee County FL Local Option Gas Tax Revenue Bonds Series 2022	5.25	8-1-2049	5,000,000	5,470,026
				15,154,113
Transportation revenue: 0.24%
Central Florida Expressway Authority Series 2021 (AGM Insured)	4.00	7-1-2039	6,070,000	6,158,822
Florida Department of Transportation Series A (AGM Insured)	4.00	7-1-2038	4,185,000	4,255,398
Osceola County FL Transportation Revenue Refunding Bonds and Improvement Osceola Parkway Series 2019A-1	5.00	10-1-2044	4,250,000	4,285,121
				14,699,341
Utilities revenue: 0.06%
Fort Pierce Utilities Authority Refunding Bonds Series 2022A (AGM Insured)	5.00	10-1-2038	1,000,000	1,123,985
Fort Pierce Utilities Authority Refunding Bonds Series 2022A (AGM Insured)	5.00	10-1-2042	1,000,000	1,113,471
Lakeland FL Energy System Revenue Bond Series 2021	5.00	10-1-2048	1,250,000	1,502,309
				3,739,765
Water & sewer revenue: 0.30%
Florida Keys Aqueduct Authority Series A	5.00	9-1-2041	2,750,000	2,840,394
North Sumter County FL Utility Dependent District (BAM Insured)	5.00	10-1-2044	3,000,000	3,231,440
North Sumter County FL Utility Dependent District	5.00	10-1-2049	3,250,000	3,402,047
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2046	8,250,000	8,791,037
				18,264,918
				356,668,557
Georgia: 2.85%
Education revenue: 0.18%
Cobb County GA Development Authority Charter Learning Center Foundation Central Project Series A ♣	6.38	7-1-2025	1,705,000	1,435,518
Georgia Private Colleges & Universities Authority Emory University Revenue Bond Series 2019B	5.00	9-1-2048	4,000,000	4,329,266
Georgia Private Colleges & Universities Authority Mercer University Project	5.00	10-1-2040	5,000,000	5,094,082
				10,858,866
Energy revenue: 0.06%
Municipal Electric Authority of Georgia Project One Subordinated Bond Series A	5.00	1-1-2044	3,580,000	3,697,930
Health revenue: 0.20%
Brookhaven GA Development Authority Childrens Healthcare of Atlanta	4.00	7-1-2044	6,000,000	5,979,063
Brookhaven GA Development Authority Childrens Healthcare of Atlanta Series 2019A	5.00	7-1-2038	1,500,000	1,647,448
See accompanying notes to portfolio of investments

14  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Fulton County GA Development Authority Hospital Revenue Bond Series A	5.00%	4-1-2047	$ 2,250,000	$ 2,291,813
The Glynn-Brunswick Memorial Hospital Authority Revenue Anticipation Certificates Series 2015	5.00	8-1-2034	2,580,000	2,649,029
				12,567,353
Industrial development revenue: 0.04%
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series B 144A	5.00	1-1-2054	3,000,000	2,344,610
Miscellaneous revenue: 0.12%
Brookhaven GA Series 2023A	4.00	7-1-2048	7,605,000	7,602,404
Tax revenue: 0.13%
Metropolitan Atlanta Rapid Third Indenture Series B	5.00	7-1-2044	7,500,000	7,831,181
Transportation revenue: 0.12%
Georgia Road & Tollway Authority CAB I-75 South Expressway Lanes Project Series A 144A¤	0.00	6-1-2034	3,750,000	1,963,632
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B 144A¤	0.00	6-1-2049	5,600,000	5,695,283
				7,658,915
Utilities revenue: 2.00%
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	2.93	11-1-2053	14,750,000	14,641,291
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2	2.93	11-1-2048	10,000,000	9,926,299
Burke County GA Development Authority Georgia Power Company Vogtle Project Series 5	2.20	10-1-2032	1,500,000	1,221,034
Dalton GA Utilities Revenue	4.00	3-1-2040	1,000,000	1,000,773
Dalton GA Utilities Revenue	4.00	3-1-2041	1,000,000	995,891
Georgia Municipal Electric Authority Power Series EE (Ambac Insured)	7.25	1-1-2024	400,000	413,220
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2021A	4.00	7-1-2052	8,500,000	8,497,096
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022B	5.00	6-1-2027	1,700,000	1,759,959
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.00	5-15-2032	3,745,000	3,910,610
Main Street Natural Gas Incorporated Georgia Gas Project Series B	5.00	6-1-2029	3,300,000	3,447,580
Main Street Natural Gas Incorporated Georgia Gas Project Series B	5.00	7-1-2053	6,000,000	6,350,620
Main Street Natural Gas Incorporated Georgia Gas Project Series C	5.00	6-1-2028	2,900,000	3,017,072
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	3.87	4-1-2048	5,100,000	5,105,221
Main Street Natural Gas Incorporated Georgia Gas Supply Series A	5.00	6-1-2053	16,000,000	16,690,808
Main Street Natural Gas Incorporated Georgia Gas Supply Series C 144Aøø	4.00	8-1-2052	27,000,000	25,750,094
Monroe County GA Series 2009	3.88	10-1-2048	3,000,000	3,041,216
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project M	5.00	1-1-2037	1,100,000	1,167,534
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  15

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project M	5.00%	1-1-2038	$ 1,100,000	$ 1,159,113
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project M (BAM Insured)	5.00	1-1-2049	5,000,000	5,183,772
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project M	5.25	7-1-2064	8,000,000	8,389,837
Municipal Electric Authority of Georgia Project One Subordinated Bond Series A	4.00	1-1-2040	1,075,000	1,050,976
				122,720,016
				175,281,275
Guam: 0.13%
Airport revenue: 0.05%
Guam Antonio B. Won Pat International Airport Authority Refunding Bond Series A %%	5.38	10-1-2043	750,000	751,904
Guam International Airport Authority General Revenue Bonds 2023 Series A %%	5.25	10-1-2035	530,000	542,798
Guam International Airport Authority General Revenue Bonds 2023 Series A %%	5.25	10-1-2036	1,000,000	1,014,305
Guam Port Authority Private Activity AMT Series 2018B	5.00	7-1-2030	500,000	538,610
				2,847,617
Housing revenue: 0.00%
Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (FHLMC Insured)	5.75	9-1-2031	60,000	60,266
Tax revenue: 0.04%
Guam Government Business Privilege Tax Revenue Refunding Bonds Series F	4.00	1-1-2042	2,750,000	2,486,444
Water & sewer revenue: 0.04%
Guam Government Waterworks Authority Series 2013	5.25	7-1-2023	1,000,000	1,003,811
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,600,000	1,625,394
				2,629,205
				8,023,532
Hawaii: 0.45%
Airport revenue: 0.45%
Hawaii Airports System Revenue Series 2020A	5.00	7-1-2034	6,800,000	7,486,210
Hawaii Airports System Revenue Series A	5.00	7-1-2048	7,000,000	7,206,834
Hawaii AMT Series A	4.00	7-1-2033	1,250,000	1,293,781
Hawaii AMT Series A	4.00	7-1-2034	875,000	898,677
Hawaii AMT Series A	4.00	7-1-2035	625,000	636,717
Hawaii AMT Series A	4.00	7-1-2036	300,000	302,981
Hawaii AMT Series A	5.00	7-1-2041	9,500,000	9,635,539
Hawaii AMT Series C	4.00	7-1-2040	425,000	427,288
				27,888,027
See accompanying notes to portfolio of investments

16  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Idaho: 0.10%
Education revenue: 0.10%
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85%	5-1-2033	$ 525,000	$ 525,261
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	6.25	5-1-2043	1,365,000	1,365,783
Idaho Housing & Finance Association Nonprofit CAB North Star Charter School Series B 144A¤	0.00	7-1-2049	1,276,564	215,794
Idaho Housing & Finance Association Nonprofit North Star Charter School Series A	6.75	7-1-2048	1,322,876	1,382,844
Idaho Housing & Finance Association Nonprofit Refunding Bonds Liberty Charter School Incorporated 144A	4.00	6-1-2030	1,255,000	1,264,428
Idaho Housing & Finance Association Nonprofit Refunding Bonds Liberty Charter School Incorporated 144A	4.00	6-1-2038	1,715,000	1,604,100
				6,358,210
Illinois: 12.75%
Airport revenue: 0.85%
Chicago IL O'Hare International Airport AMT Passenger Facility Charge Refunding Bonds Series B	5.00	1-1-2032	8,000,000	8,006,134
Chicago IL O'Hare International Airport AMT Passenger Facility Charge Series B	5.00	1-1-2026	5,000,000	5,032,332
Chicago IL O'Hare International Airport AMT Senior Lien Series 2015A	5.00	1-1-2030	5,000,000	5,115,899
Chicago IL O'Hare International Airport AMT Senior Lien Series 2020A	4.00	1-1-2035	7,500,000	7,793,906
Chicago IL O'Hare International Airport AMT Senior Lien Series 2020A	5.00	1-1-2034	5,000,000	5,661,916
Chicago IL O'Hare International Airport Customer Facility Charge Senior Lien (AGM Insured)	5.50	1-1-2043	4,530,000	4,589,247
Chicago IL O'Hare International Airport Customer Facility Charge Senior Lien Series D	5.75	1-1-2043	4,500,000	4,558,829
Chicago IL O'Hare International Airport Senior Lien Series B	5.00	1-1-2039	10,250,000	10,690,656
Chicago IL O'Hare International Airport Transportation Infrastructure Properties Obligated Group	5.00	7-1-2038	1,000,000	1,017,135
				52,466,054
Education revenue: 0.39%
Illinois Finance Authority Acero Charter Schools Incorporated 144A	4.00	10-1-2042	1,250,000	946,021
Illinois Finance Authority Bradley University Project Series A	4.00	8-1-2043	750,000	662,701
Illinois Finance Authority Charter Schools Project Series A	6.25	9-1-2039	7,955,000	8,014,975
Illinois Finance Authority University of Chicago Series 2023A	5.25	5-15-2048	2,385,000	2,704,814
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2036	1,500,000	1,827,497
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2037	1,350,000	1,633,718
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2038	1,500,000	1,818,220
Southern Illinois State University Series 04 (BAM Insured)	4.00	4-1-2035	500,000	500,081
Southern Illinois State University Series 04 (BAM Insured)	4.00	4-1-2037	1,000,000	983,114
Southern Illinois State University Series 04 (BAM Insured)	5.00	4-1-2032	500,000	554,910
University of Illinois Auxiliary Facilities Systems CAB Series A (NPFGC Insured) ¤	0.00	4-1-2026	2,355,000	2,164,087
University of Illinois Auxiliary Facilities Systems CAB Series A (NPFGC Insured) ¤	0.00	4-1-2027	2,435,000	2,172,264
				23,982,402
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  17

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 2.82%
Chicago IL Board of Education CAB City Colleges (NPFGC Insured) ¤	0.00%	1-1-2025	$ 9,935,000	$ 9,329,619
Chicago IL Board of Education CAB School Reform Series B-1 (NPFGC Insured) ¤	0.00	12-1-2023	2,930,000	2,862,905
Chicago IL Board of Education CAB School Reform Series B-1 (NPFGC Insured) ¤	0.00	12-1-2026	4,245,000	3,731,454
Chicago IL Board of Education Dedicated Capital Improvement Tax Bonds Series 2023	5.75	4-1-2048	10,000,000	10,887,724
Chicago IL Board of Education Series 2021A	5.00	12-1-2036	6,000,000	6,137,289
Chicago IL Board of Education Series 2021A	5.00	12-1-2040	2,000,000	2,003,855
Chicago IL Board of Education Series A	5.00	12-1-2035	6,630,000	6,845,774
Chicago IL Board of Education Series A	5.00	12-1-2042	2,055,000	2,002,162
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2030	5,995,000	4,650,835
Chicago IL CAB Project & Refunding Bond Series C (AGM Insured) ¤	0.00	1-1-2026	7,360,000	6,732,673
Chicago IL GO Series 2023A	5.50	1-1-2039	5,000,000	5,440,606
Chicago IL Series 2020-A	5.00	1-1-2027	1,410,000	1,474,928
Chicago IL Series 2021A	5.00	1-1-2034	11,790,000	12,467,468
Chicago IL Series 2021B	4.00	1-1-2038	6,615,000	6,179,319
Chicago IL Series 2023A	5.25	1-1-2037	1,950,000	2,108,765
Chicago IL Series 2023A	5.50	1-1-2040	1,000,000	1,076,783
Chicago IL Series 2023A	5.50	1-1-2041	1,500,000	1,587,176
Chicago IL Series 2023A	5.50	1-1-2043	1,500,000	1,580,043
Chicago IL Series A	6.00	1-1-2038	3,000,000	3,205,301
Cook County IL Series 2013	5.13	12-1-2038	2,250,000	2,253,639
Illinois Series 1 (NPFGC Insured)	6.00	11-1-2026	3,200,000	3,401,103
Illinois Series 2006	5.50	1-1-2030	2,900,000	3,336,719
Illinois Series 2014 (AGM Insured)	5.00	4-1-2026	3,000,000	3,059,516
Illinois Series 2016	5.00	11-1-2027	1,175,000	1,255,582
Illinois Series 2022A	5.50	3-1-2042	3,500,000	3,894,767
Illinois Series A (AGM Insured)	5.00	4-1-2024	3,000,000	3,004,149
Illinois Series B	5.00	10-1-2028	2,750,000	3,026,256
Illinois Series B	5.50	5-1-2024	2,500,000	2,564,654
Illinois Series C	4.00	10-1-2038	4,820,000	4,756,240
Kane, Cook & DuPage Counties IL Refunding Bond Series D	5.00	1-1-2028	1,165,000	1,179,588
Kane, Cook & DuPage Counties IL Refunding Bond Series D	5.00	1-1-2033	2,000,000	2,021,369
Kane, Cook & DuPage Counties IL School District #46 Elgin Refunding Bond Series D	5.00	1-1-2035	1,850,000	1,880,817
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2025	855,000	808,119
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2026	5,050,000	4,637,078
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2027	12,050,000	10,729,178
Lake County IL School District #24 Millburn CAB (NPFGC Insured) ¤	0.00	1-1-2024	2,000,000	1,952,171
Lake County IL School District #38 Big Hollow CAB (Ambac Insured) ¤	0.00	2-1-2024	5,385,000	5,229,237
Madison, Bond & Montgomery Counties, IL GO Series 2022B (AGM Insured)	5.50	2-1-2040	1,265,000	1,411,125
Metropolitan Water Reclamation District of Greater Chicago Refunding Bond Series C	5.25	12-1-2032	1,565,000	1,933,570
Peoria IL Refunding Bonds Series A (BAM Insured)	5.00	1-1-2029	2,000,000	2,225,450
Sangamon Logan & Menard Counties IL Community Unit School District #15 Williamsville Series B (BAM Insured)	4.00	12-1-2044	1,500,000	1,471,303
Tazewell County IL School District #51 (NPFGC Insured)	9.00	12-1-2023	350,000	363,493
See accompanying notes to portfolio of investments

18  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Village of Bolingbrook, Will & DuPage Counties GO Series 2019A	4.00%	1-1-2030	$ 3,420,000	$ 3,441,864
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2032	400,000	294,030
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2033	2,830,000	1,992,619
Will County IL Community High School Refunding Bond Series 2022A (AGM Insured)	5.50	2-1-2041	3,660,000	4,088,505
Will County IL Community Unit School District #201 Crete-Monee Prerefunded Bond CAB (NPFGC Insured) ¤	0.00	11-1-2023	70,000	68,905
Will County IL Community Unit School District #201 Crete-Monee Prerefunded Bond CAB (NPFGC Insured) ¤	0.00	11-1-2023	430,000	423,035
Will County IL Lincoln-Way Community High School District #210 Unrefunded Bond CAB (AGM Insured) ¤	0.00	1-1-2026	7,000,000	6,396,452
				173,405,212
Health revenue: 1.13%
Illinois Finance Authority Carle Foundation Series A	4.00	8-15-2040	8,600,000	8,455,161
Illinois Finance Authority Carle Foundation Series A	4.00	8-15-2048	7,450,000	6,908,952
Illinois Finance Authority Friendship Village of Schaumberg ♣	5.00	2-15-2022	1,680,000	756,000
Illinois Finance Authority Health Services Facility Lease Revenue Provident Group UIC Surgery Center	4.00	10-1-2050	2,000,000	1,691,615
Illinois Finance Authority Lutheran Life Communities	5.00	11-1-2040	4,900,000	4,219,209
Illinois Finance Authority Northwestern Memorial Project	4.00	7-15-2039	2,250,000	2,287,057
Illinois Finance Authority Revenue Bonds Series 2015A	5.00	11-15-2045	12,980,000	13,122,736
Illinois Finance Authority University of Chicago Series 2022A	5.00	8-15-2047	30,000,000	32,162,079
				69,602,809
Housing revenue: 0.03%
Northern Illinois University Auxiliary Facilities System (BAM Insured)	4.00	10-1-2037	1,650,000	1,630,526
Miscellaneous revenue: 0.58%
Chicago IL Board of Education Series H	5.00	12-1-2036	2,905,000	2,957,888
Illinois Finance Authority Shedd Aquarium Society Series 2022	5.00	6-1-2044	4,000,000	4,312,909
Illinois Finance Authority Shedd Aquarium Society Series 2022	5.00	6-1-2047	5,000,000	5,353,096
Illinois GO Series July 2013	5.50	7-1-2026	4,450,000	4,472,405
Illinois GO Series November 2017C	5.00	11-1-2029	2,965,000	3,209,325
Illinois Series 2013	5.25	7-1-2030	2,500,000	2,509,971
Illinois Series 2013	5.50	7-1-2025	6,000,000	6,029,558
Illinois Series 2013	5.50	7-1-2033	4,000,000	4,016,876
Illinois Series 2021A	5.00	3-1-2046	2,500,000	2,643,651
				35,505,679
Tax revenue: 5.21%
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2024	680,000	691,076
Chicago IL Refunding Bonds Series 2002	5.00	1-1-2028	4,430,000	4,614,925
Chicago IL Refunding Bonds Series 2002	5.00	1-1-2029	1,500,000	1,562,616
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2027	3,000,000	3,125,231
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2030	4,325,000	4,505,542
Chicago IL Transit Authority Sales Tax Receipts Bonds (AGM Insured)	5.00	12-1-2044	4,000,000	4,113,634
Chicago IL Transit Authority Sales Tax Receipts Bonds	5.00	12-1-2046	21,500,000	22,040,955
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  19

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Chicago IL Transit Authority Sales Tax Receipts Bonds Series 2022A (BAM Insured)	5.00%	12-1-2046	$10,000,000	$ 10,628,544
Chicago IL Transit Authority Sales Tax Receipts Bonds Series A	5.00	12-1-2045	1,750,000	1,817,402
Chicago IL Transit Authority Sales Tax Receipts Revenue Bonds Series 2014	5.25	12-1-2049	13,500,000	13,648,481
Cook County IL Sales Tax Revenue Bonds Series 2022A	5.25	11-15-2045	5,000,000	5,441,647
Cook County IL Series A	4.00	11-15-2041	2,000,000	1,979,801
Illinois Regional Transportation Authority (AGM Insured)	5.75	6-1-2023	145,000	145,620
Illinois Regional Transportation Authority Series A	5.00	6-1-2044	22,840,000	23,476,005
Illinois Regional Transportation Authority Series A (AGM Insured)	5.75	6-1-2034	19,000,000	23,432,474
Illinois Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2027	10,620,000	11,749,113
Illinois Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2033	5,000,000	6,202,283
Illinois Regional Transportation Authority Series B (NPFGC Insured)	5.50	6-1-2027	16,845,000	18,117,672
Illinois Sales Tax Build Illinois Junior Obligation	5.00	6-15-2023	10,000,000	10,032,926
Illinois Sales Tax Revenue Bond Junior Obligation Tax-Exempt Series A (BAM Insured)	4.00	6-15-2034	2,000,000	2,059,588
Illinois Sales Tax Revenue Bond Junior Obligation Tax-Exempt Series A (BAM Insured)	4.13	6-15-2037	1,945,000	1,976,605
Illinois Sales Tax Revenue Bond Junior Obligation Tax-Exempt Series C	5.00	6-15-2028	3,500,000	3,762,826
Illinois Sales Tax Revenue Bond Junior Obligation Tax-Exempt Series D	4.00	6-15-2030	12,000,000	12,122,701
Illinois Sales Tax Securitization Series A	4.00	1-1-2048	5,430,000	5,017,942
Illinois Sales Tax Securitization Series A	5.00	1-1-2038	3,000,000	3,179,194
Illinois Sales Tax Securitization Series C	5.00	1-1-2024	2,500,000	2,539,794
Illinois Sports Facilities Authority Refunding Bonds State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2026	2,030,000	1,794,365
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2024	17,570,000	16,770,521
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2025	2,575,000	2,365,830
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2025	3,745,000	3,817,275
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2026	4,775,000	4,866,589
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2027	8,845,000	9,013,610
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	4,030,000	4,106,347
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2032	3,500,000	3,569,862
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2026	12,245,000	10,773,067
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2030	25,700,000	19,275,344
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	6-15-2031	10,060,000	7,371,547
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2031	9,800,000	7,039,130
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (NPFGC Insured) ¤	0.00	6-15-2029	12,085,000	9,646,997
See accompanying notes to portfolio of investments

20  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds McCormick Place Expansion Project Series A	4.00%	12-15-2042	$ 2,500,000	$ 2,303,861
Sales Tax Securitization Corporation Second Lien Sales Tax	4.00	1-1-2038	8,950,000	8,943,057
Southwestern Illinois Development Authority Local Government Program Collinsville Limited	5.00	3-1-2025	2,910,000	2,419,444
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XM0713 144Aø	4.09	1-1-2043	8,000,000	8,000,000
				320,061,443
Tobacco revenue: 0.05%
Railsplitter Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,067,266
Transportation revenue: 0.56%
Chicago IL Public Building Commission Transit Authority (Ambac Insured)	5.25	3-1-2025	2,960,000	3,080,563
Chicago IL Public Building Commission Transit Authority (Ambac Insured)	5.25	3-1-2027	3,400,000	3,700,397
Illinois Toll Highway Authority Senior Series A	5.00	1-1-2043	9,000,000	9,830,479
Illinois Toll Highway Authority Senior Series A	5.00	1-1-2046	15,245,000	16,501,523
Illinois Toll Highway Authority Senior Series B	5.00	1-1-2039	1,500,000	1,514,755
				34,627,717
Utilities revenue: 0.26%
Illinois Municipal Electric Agency Power Supply System Series A	5.00	2-1-2030	7,000,000	7,343,545
Illinois Municipal Electric Agency Power Supply System Series A	5.00	2-1-2031	8,000,000	8,365,020
				15,708,565
Water & sewer revenue: 0.87%
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2029	4,600,000	4,629,846
Chicago IL Wastewater Refunding Bond Second Lien Bond Series C	5.00	1-1-2039	5,000,000	5,039,753
Chicago IL Wastewater Transmission Second Lien Series 2012	5.00	1-1-2027	5,000,000	5,019,242
Chicago IL Wastewater Transmission Second Lien Series 2014	5.00	1-1-2039	11,525,000	11,540,249
Chicago IL Wastewater Transmission Second Lien Series 2014	5.00	1-1-2044	4,425,000	4,428,673
Chicago IL Waterworks Second Lien (AGM Insured)	5.25	11-1-2032	3,250,000	3,550,450
Chicago IL Waterworks Second Lien Series 2012	5.00	11-1-2030	5,000,000	5,032,349
Chicago IL Waterworks Second Lien Series 2014	5.00	11-1-2044	9,000,000	9,081,782
Illinois Finance Authority Clean Water Initiative	4.00	7-1-2038	5,000,000	5,145,500
				53,467,844
				783,525,517
Indiana: 1.74%
Education revenue: 0.29%
Indiana Finance Authority Educational Facilities Multipurpose DePauw University Project Series 2022A	5.00	7-1-2047	17,000,000	17,425,464
Indiana Finance Authority Educational Facilities Multipurpose KIPP Indianapolis Incorporated Project	5.00	7-1-2040	350,000	336,669
				17,762,133
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  21

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.38%
Indiana Finance Authority Health System Revenue Bonds Franciscan Alliance Incorporated Obligated Group Series C	4.00%	11-1-2033	$12,885,000	$ 13,144,827
Indiana Finance Authority Health System Revenue Bonds Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2036	5,000,000	5,050,212
Indiana Finance Authority Marion General Hospital Series A	4.00	7-1-2045	2,560,000	2,498,264
Indiana HFFA Ascension Health Credit Group	5.00	11-15-2034	2,750,000	2,878,717
				23,572,020
Industrial development revenue: 0.21%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2040	2,720,000	2,734,458
Indiana Finance Authority Tax-Exempt Private Activity Bonds Ohio River Bridges East End Crossing Partners LLC Project Series A-P3	5.00	7-1-2048	10,000,000	10,053,153
Valparaiso IN Pratt Paper LLC Project	5.88	1-1-2024	200,000	202,288
				12,989,899
Miscellaneous revenue: 0.46%
Carmel IN Local Public Improvement Multipurpose Bonds	5.00	7-15-2031	6,000,000	6,435,521
Clarke County IN Building Corporation Series 2022	6.00	7-15-2038	5,000,000	6,104,222
Hobart Industry Building Corporation First Mortgage	4.00	7-15-2035	2,295,000	2,358,042
Indianapolis IN Industry Local Public Improvement Bond Bank Series A (AGM Insured)	4.00	6-1-2039	10,535,000	10,510,328
Indianapolis IN Industry Local Public Improvement Bond Bank Series A (AGM Insured)	4.00	6-1-2041	3,000,000	2,959,563
				28,367,676
Tax revenue: 0.07%
Indianapolis IN Industry Local Public Improvement Bond Bank Community Justice Campus Courthouse & Jail Project	5.00	2-1-2049	4,000,000	4,195,228
Utilities revenue: 0.18%
Indiana Finance Authority Midwestern Disaster Relief Ohio Valley Electric Corporation Project	3.00	11-1-2030	4,000,000	3,710,576
Indiana Finance Authority Midwestern Disaster Relief Revenue Various Ohio Valley Electric Corporation Project Series 2012A	4.25	11-1-2030	3,000,000	3,024,787
Indiana Finance Authority Ohio Valley Electric Corporation Project Series A	3.00	11-1-2030	4,650,000	4,313,544
				11,048,907
Water & sewer revenue: 0.15%
Evansville IN Waterworks Series 2022A (BAM Insured)	5.00	7-1-2047	2,250,000	2,448,021
Fishers Industry Sewage Works Revenue (BAM Insured)	4.00	7-1-2043	3,450,000	3,426,168
Fishers Industry Sewage Works Revenue (BAM Insured)	4.00	7-1-2045	3,160,000	3,101,849
				8,976,038
				106,911,901
Iowa: 0.15%
GO revenue: 0.03%
Altoona IA Annual Appropriation Urban Renewal Series C	5.00	6-1-2031	1,805,000	1,931,030
See accompanying notes to portfolio of investments

22  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.12%
Iowa Finance Authority Single Family Mortgage Series B (GNMA / FNMA / FHLMC Insured, U.S. Bank NA SPA) ø	3.90%	7-1-2047	$ 7,250,000	$ 7,250,000
				9,181,030
Kansas: 0.31%
GO revenue: 0.09%
Johnson County KS Unified School District #512 Series 2023A	4.00	10-1-2043	3,000,000	3,017,562
Wyandotte County KS Unified School District #203 (AGM Insured)	5.25	9-1-2052	2,500,000	2,772,348
				5,789,910
Health revenue: 0.03%
University of Kansas Hospital Authority Health System (U.S. Bank NA LOC) ø	3.67	9-1-2034	1,780,000	1,780,000
Tax revenue: 0.19%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB 144A¤	0.00	9-1-2034	31,575,000	11,658,039
				19,227,949
Kentucky: 1.55%
Education revenue: 0.03%
Kentucky Bond Development Corporation Danville Centre College Project	4.00	6-1-2046	800,000	726,476
Kentucky Bond Development Corporation Danville Centre College Project	4.00	6-1-2051	1,250,000	1,112,958
				1,839,434
Health revenue: 0.24%
Kentucky EDFA Baptist Healthcare System Series 2017-B	5.00	8-15-2046	2,070,000	2,122,150
Kentucky EDFA Norton Healthcare Incorporated Series B (NPFGC Insured) ¤	0.00	10-1-2024	9,260,000	8,800,909
Kentucky EDFA Norton Healthcare Incorporated Series B (NPFGC Insured) ¤	0.00	10-1-2028	5,140,000	4,278,429
				15,201,488
Miscellaneous revenue: 0.15%
Kentucky State Property and Buildings Commission Revenue Bonds Series A (AGM Insured)	5.00	11-1-2039	6,000,000	6,629,471
Kentucky State University Certificate of Participation University Project (BAM Insured)	4.00	11-1-2046	640,000	609,714
Kentucky State University Certificate of Participation University Project (BAM Insured)	4.00	11-1-2051	1,000,000	937,660
Kentucky State University Certificate of Participation University Project (BAM Insured)	4.00	11-1-2056	1,000,000	927,343
				9,104,188
Tax revenue: 0.09%
Kentucky Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XG0161 (Bank of America NA LOC, AGM Insured, Bank of America NA LIQ) 144Aø	4.00	12-1-2041	5,460,000	5,460,000
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  23

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.14%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00%	7-1-2030	$ 2,000,000	$ 1,405,965
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2031	2,780,000	1,818,600
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2032	2,500,000	1,520,093
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C ¤	0.00	7-1-2033	1,000,000	1,134,584
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C ¤	0.00	7-1-2034	2,505,000	2,837,606
				8,716,848
Utilities revenue: 0.90%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	18,455,000	18,371,286
Kentucky Public Energy Authority Gas Supply Series A2	4.00	4-1-2048	8,190,000	8,200,089
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	23,250,000	23,237,271
Kentucky Public Energy Authority Gas Supply Series C	4.00	12-1-2049	5,385,000	5,360,573
				55,169,219
				95,491,177
Louisiana: 0.57%
Airport revenue: 0.31%
New Orleans LA Aviation Board AMT Series B (AGM Insured)	5.00	1-1-2033	3,000,000	3,071,457
New Orleans LA Aviation Board AMT Series B	5.00	1-1-2034	4,500,000	4,583,928
New Orleans LA Aviation Board General Airport North Terminal Project Series 2017B	5.00	1-1-2048	1,145,000	1,159,640
New Orleans LA Aviation Board General Airport Revenue Bonds Series 2015A	5.00	1-1-2040	3,000,000	3,046,944
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2036	1,750,000	1,888,277
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2037	1,750,000	1,874,782
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2038	1,500,000	1,596,998
Port of New Orleans LA AMT Series E	5.00	4-1-2040	2,000,000	2,078,059
				19,300,085
GO revenue: 0.04%
New Orleans LA Series 2021A	5.00	12-1-2046	2,000,000	2,125,493
Industrial development revenue: 0.02%
Calcasieu Parish LA IDA Hydroserve Westlake Project Series 1998 (JPMorgan Chase & Company LOC) ø	4.15	6-1-2025	1,500,000	1,500,000
Miscellaneous revenue: 0.03%
Louisiana Local Government Environmental Facilities and CDA Jefferson Parish Gomesa Project 144A	4.00	11-1-2044	1,830,000	1,605,443
Water & sewer revenue: 0.17%
East Baton Rouge LA Refunding Bonds Multi Modal Series A	1.30	2-1-2041	6,075,000	5,178,487
New Orleans LA Series B (AGM Insured)	4.00	6-1-2038	350,000	352,958
New Orleans LA Series B (AGM Insured)	4.00	6-1-2039	400,000	402,225
New Orleans LA Series B (AGM Insured)	4.00	6-1-2040	350,000	350,343
New Orleans LA Series B	4.00	6-1-2050	1,200,000	1,105,766
See accompanying notes to portfolio of investments

24  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
New Orleans LA Series B	5.00%	6-1-2045	$ 1,500,000	$ 1,590,862
Shreveport LA Series B (AGM Insured)	4.00	12-1-2036	730,000	733,334
Shreveport LA Series B (AGM Insured)	4.00	12-1-2044	1,000,000	964,412
				10,678,387
				35,209,408
Maine: 0.18%
Health revenue: 0.18%
Maine HEFA Mainehealth Series A	4.00	7-1-2040	1,700,000	1,685,982
Maine HEFA Mainehealth Series A	4.00	7-1-2045	4,500,000	4,366,050
Maine HEFA Series A	4.00	7-1-2046	500,000	482,457
Maine HEFA Series A	4.00	7-1-2050	1,000,000	947,868
Maine HEFA Series A	5.00	7-1-2028	1,445,000	1,567,839
Maine HEFA Series A	5.00	7-1-2029	455,000	524,604
Maine HEFA Series A	5.00	7-1-2029	1,080,000	1,200,769
				10,775,569
Maryland: 0.38%
Education revenue: 0.28%
Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2030	200,000	200,042
Maryland Economic Development Corporation Student Housing Salisbury University Project	5.00	6-1-2027	235,000	235,076
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016A	5.75	8-1-2033	1,585,000	1,592,111
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016A 144A	6.90	8-1-2041	8,480,000	8,742,500
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016A	7.00	8-1-2046	6,085,000	6,317,742
				17,087,471
Health revenue: 0.02%
Maryland HEFA Frederick Health System	4.00	7-1-2045	745,000	689,288
Maryland HEFA Frederick Health System	4.00	7-1-2050	850,000	765,423
				1,454,711
Miscellaneous revenue: 0.03%
Maryland Economic Development Corporation Special Obligation Covington Project	4.00	9-1-2050	2,500,000	2,036,000
Water & sewer revenue: 0.05%
Baltimore MD Water Projects Series A	4.00	7-1-2039	500,000	509,877
Baltimore MD Water Projects Series A	4.00	7-1-2040	500,000	505,100
Baltimore MD Water Projects Series A	4.00	7-1-2045	2,000,000	1,992,011
				3,006,988
				23,585,170
Massachusetts: 2.77%
Airport revenue: 0.19%
Massachusetts AMT Series B	4.00	7-1-2046	2,965,000	2,818,840
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  25

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Massachusetts Port Authority AMT Series 2022A	5.00%	7-1-2039	$ 4,005,000	$ 4,387,498
Massachusetts Port Authority AMT Series 2022A	5.00	7-1-2042	2,000,000	2,148,436
Massachusetts Port Authority AMT Series E	5.00	7-1-2046	1,975,000	2,085,615
				11,440,389
Education revenue: 0.25%
Lowell MA Collegiate Charter School Revenue	5.00	6-15-2039	1,000,000	969,692
Lowell MA Collegiate Charter School Revenue	5.00	6-15-2049	1,750,000	1,610,977
Massachusetts Development Finance Agency Lasell University Project	4.00	7-1-2045	2,400,000	1,962,451
Massachusetts Development Finance Agency Lasell University Project	4.00	7-1-2050	2,750,000	2,164,366
Massachusetts Development Finance Agency Northeastern University Project Series 2022	5.00	10-1-2044	7,000,000	7,881,369
Massachusetts Development Finance Agency Suffolk University Project Series 2021	4.00	7-1-2051	1,000,000	874,973
				15,463,828
GO revenue: 0.24%
Massachusetts GO Series A	5.00	3-1-2041	7,500,000	7,600,678
Massachusetts GO Series E	5.00	11-1-2052	5,000,000	5,529,364
Massachusetts Series E	5.25	9-1-2048	1,765,000	1,908,540
				15,038,582
Health revenue: 0.46%
Massachusetts Development Finance Agency Dana Farber Cancer Institute Project Series 2016N	5.00	12-1-2046	3,000,000	3,080,597
Massachusetts Development Finance Agency Revenue Bonds Boston Medical Center Issue Series D	5.00	7-1-2044	6,000,000	6,081,501
Massachusetts Development Finance Agency Revenue Bonds Boston Medical Center Issue Series G	5.25	7-1-2048	7,805,000	8,345,497
Massachusetts Development Finance Agency Revenue Massachusetts General/Brigham & Women's Hospital Series A-2	4.00	7-1-2040	1,000,000	997,901
Massachusetts Development Finance Agency Revenue Massachusetts General/Brigham & Women's Hospital Series A-2	4.00	7-1-2041	1,200,000	1,188,861
Massachusetts Development Finance Agency Revenue Wellforce Incorporated Series C (AGM Insured)	4.00	10-1-2045	2,500,000	2,418,131
Massachusetts HEFA Partners Healthcare Systems Series F3 (TD Bank NA LOC) ø	3.90	7-1-2040	835,000	835,000
Massachusetts State Development Finance Authority Revenue Bonds Series F	5.00	8-15-2045	4,950,000	5,053,965
				28,001,453
Miscellaneous revenue: 0.53%
Massachusetts Bay Transportation Authority Assessment Bonds Series 2022A	5.00	7-1-2052	9,450,000	10,444,342
Massachusetts GO Series E	5.00	11-1-2050	15,540,000	16,919,922
Massachusetts GO Series J	4.00	12-1-2046	5,400,000	5,392,840
				32,757,104
Tax revenue: 0.77%
Massachusetts Series F	5.00	11-1-2041	5,000,000	5,361,990
See accompanying notes to portfolio of investments

26  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00%	6-1-2047	$ 6,485,000	$ 6,828,280
Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00	6-1-2048	11,510,000	12,227,447
Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00	6-1-2049	21,500,000	23,050,260
				47,467,977
Water & sewer revenue: 0.33%
Massachusetts Water Resources Authority General Revenue Refunding Bonds Series B (AGM Insured)	5.25	8-1-2038	16,000,000	20,268,053
				170,437,386
Michigan: 3.22%
Airport revenue: 0.14%
Wayne County MI Airport Authority AMT	5.00	12-1-2029	6,000,000	6,217,086
Wayne County MI Airport Authority AMT (BAM Insured)	5.00	12-1-2046	1,400,000	1,479,640
Wayne County MI Airport Authority AMT Series 2021B	5.00	12-1-2041	1,145,000	1,220,079
				8,916,805
Education revenue: 0.18%
Michigan Finance Authority Limited Obligation Refunding Bond Public School Academy Bradford	4.30	9-1-2030	1,065,000	963,273
Michigan Finance Authority Limited Obligation Refunding Bond Public School Academy Bradford	4.80	9-1-2040	1,205,000	1,005,404
Michigan Finance Authority Limited Obligation Refunding Bond Public School Academy Bradford	5.00	9-1-2050	4,530,000	3,621,606
Michigan Finance Authority Refunding Bond Higher Education Facilities	4.00	12-1-2041	4,750,000	4,240,402
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy Project	7.00	10-1-2036	1,032,500	1,032,911
				10,863,596
GO revenue: 0.12%
Livonia MI Public School District Building & Site Series I	5.00	5-1-2026	1,075,000	1,076,846
Livonia MI Public School District Building & Site Series I	5.00	5-1-2028	1,450,000	1,452,490
Livonia MI Public School District Building & Site Series I	5.00	5-1-2029	1,350,000	1,352,318
Livonia MI Public School District Building & Site Series I	5.00	5-1-2030	1,775,000	1,778,048
Livonia MI Public School District Building & Site Series I	5.00	5-1-2031	1,425,000	1,427,447
				7,087,149
Health revenue: 0.36%
Kentwood MI EDA Limited Obligation Holland Home Project	4.00	11-15-2031	1,000,000	920,756
Kentwood MI EDA Limited Obligation Holland Home Project	4.00	11-15-2045	750,000	566,386
Michigan Finance Authority Hospital Revenue & Refunding Bonds Series 2015	5.00	11-15-2045	8,000,000	8,131,531
Michigan Finance Authority Hospital Revenue & Refunding Bonds Series 2016	5.00	12-1-2034	8,055,000	8,515,472
Michigan Finance Authority Hospital Revenue & Refunding Bonds Series 2016A	5.00	11-1-2044	4,000,000	4,071,898
				22,206,043
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  27

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.03%
Michigan Housing Development Authority Series C (U.S. Bank NA SPA) ø	3.90%	12-1-2035	$ 1,900,000	$ 1,900,000
Miscellaneous revenue: 0.87%
Michigan Building Authority Refunding Facilities Program Bond Series I	5.00	4-15-2041	13,000,000	13,672,117
Michigan Finance Authority Charter Company Wayne Criminal Justice Center Project	4.00	11-1-2048	6,000,000	5,829,942
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bonds Series F	4.50	10-1-2029	7,000,000	7,051,608
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2031	1,340,000	1,370,765
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2032	2,000,000	2,045,625
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2033	2,975,000	3,041,996
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2034	6,615,000	6,762,030
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2039	7,955,000	8,119,021
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Ambac Insured)	5.25	12-1-2023	920,000	920,376
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.75	5-1-2027	4,610,000	4,662,364
				53,475,844
Tax revenue: 0.53%
Detroit MI Downtown Development Authority Refunding Bonds Series 2018A (AGM Insured)	5.00	7-1-2043	3,000,000	3,022,268
Detroit MI Downtown Development Authority Refunding Bonds Series 2018A (AGM Insured)	5.00	7-1-2048	5,000,000	5,003,567
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2039	7,895,000	7,926,836
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2044	16,845,000	16,879,017
				32,831,688
Water & sewer revenue: 0.99%
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016C	5.00	7-1-2036	8,500,000	8,954,721
Great Lakes Michigan Water Authority Water Supply System Series 2016D	4.00	7-1-2032	11,000,000	11,351,710
Great Lakes Michigan Water Authority Water Supply System Series 2016D (AGM Insured)	4.00	7-1-2033	11,000,000	11,394,309
Michigan Finance Authority Local Government Loan Program Detroit Refunding Bond Series D-4	5.00	7-1-2031	6,500,000	6,641,504
Michigan Finance Authority Local Government Loan Program Detroit Refunding Bond Series D-6 (NPFGC Insured)	5.00	7-1-2027	1,000,000	1,025,587
Michigan Finance Authority Local Government Loan Program Detroit Refunding Bond Series D-6 (NPFGC Insured)	5.00	7-1-2036	3,250,000	3,309,603
Michigan Finance Authority Local Government Loan Program Series C (NPFGC Insured)	5.00	7-1-2025	2,000,000	2,047,968
Michigan Finance Authority Local Government Loan Program Series C (NPFGC Insured)	5.00	7-1-2026	1,945,000	1,992,847
Michigan Finance Authority Local Government Loan Program Series C (NPFGC Insured)	5.00	7-1-2027	2,260,000	2,317,827
See accompanying notes to portfolio of investments

28  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Michigan Finance Authority Local Government Loan Program Series C (NPFGC Insured)	5.00%	7-1-2028	$ 3,480,000	$ 3,566,896
Michigan Finance Authority Local Government Loan Program Series C (NPFGC Insured)	5.00	7-1-2032	5,750,000	5,893,578
Michigan Finance Authority Local Government Loan Program Series C	5.00	7-1-2035	2,000,000	2,069,433
				60,565,983
				197,847,108
Minnesota: 0.38%
GO revenue: 0.03%
Hennepin County MN Series 2018A	5.00	12-1-2037	1,000,000	1,095,809
Shakopee MN Independent School District #720 Capital Facilities (State School District Credit Program Insured)	4.00	2-1-2030	225,000	236,284
Shakopee MN Independent School District #720 Capital Facilities (State School District Credit Program Insured)	4.00	2-1-2032	240,000	252,973
				1,585,066
Health revenue: 0.25%
Minneapolis MN Fairview Health Services Series 2018A	4.00	11-15-2048	2,315,000	2,027,127
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	13,890,000	13,675,016
				15,702,143
Housing revenue: 0.03%
Minnesota Housing Finance Agency Series 2015G (GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA) ø	3.85	1-1-2034	2,000,000	2,000,000
Utilities revenue: 0.07%
Rochester MN Electric Utility Revenue Refunding Bond Series A	5.00	12-1-2042	3,895,000	4,108,070
				23,395,279
Mississippi: 0.11%
Miscellaneous revenue: 0.11%
Mississippi Development Bank Special Obligation Bonds Series 2012A Jackson Water & Sewer System Project (AGM Insured)	5.00	9-1-2030	6,830,000	6,841,097
Missouri: 0.72%
GO revenue: 0.08%
St. Louis MO Special Administrative Board of St. Louis School District	4.00	4-1-2030	4,840,000	5,017,232
Miscellaneous revenue: 0.63%
Kansas City MO IDA	5.00	3-1-2037	3,000,000	3,182,201
Kansas City MO IDA Series B (AGM Insured)	5.00	3-1-2049	23,075,000	23,739,318
Missouri Public Utilities Commission Interim Construction Notes	0.75	8-1-2023	12,000,000	11,885,347
				38,806,866
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  29

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.01%
Blue Springs MO Special Obligation Tax Improvement & Refunding Bonds Adams Farm Project Series A	4.00%	6-1-2026	$ 170,000	$ 166,244
				43,990,342
Nebraska: 0.13%
Health revenue: 0.02%
Douglas County NE Hospital Authority Series 2	4.00	11-15-2040	1,150,000	1,149,009
Utilities revenue: 0.11%
Central Plains Energy Project Nebraska Refunding Bond Gas Project #3 Series A 2017A	5.00	9-1-2033	6,000,000	6,555,584
				7,704,593
Nevada: 1.99%
GO revenue: 1.81%
Clark County NV Refunding Bond Limited Tax	4.00	7-1-2032	6,000,000	6,284,258
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2035	9,585,000	9,829,425
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2036	850,000	878,228
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2037	900,000	920,856
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2038	850,000	862,834
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2039	1,000,000	1,010,899
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2030	875,000	1,017,068
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2032	900,000	1,040,586
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2033	825,000	951,513
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2034	950,000	1,090,718
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2035	1,000,000	1,139,345
Clark County NV Series A	5.00	6-1-2043	9,360,000	9,984,466
Clark County NV Series A	5.00	5-1-2048	50,215,000	53,151,347
Henderson NV Limited Tax Utility System Series A-1	4.00	6-1-2045	9,140,000	9,143,314
Henderson NV Series B-1	4.00	6-1-2039	4,060,000	4,125,729
Henderson NV Series B-1	4.00	6-1-2040	3,340,000	3,368,148
Las Vegas NV Series A	4.00	2-1-2038	1,335,000	1,365,223
Las Vegas NV Water District Series 2022A	4.00	6-1-2034	4,600,000	5,016,366
				111,180,323
Industrial development revenue: 0.02%
Clark County NV Southern California Edison Company Project	2.10	6-1-2031	1,250,000	1,054,798
Miscellaneous revenue: 0.00%
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2023	205,000	205,363
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2024	70,000	70,878
				276,241
Tax revenue: 0.16%
Clark County NV Series 2022 (AGM Insured)	4.00	7-1-2040	10,030,000	10,034,772
				122,546,134
See accompanying notes to portfolio of investments

30  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Hampshire: 0.15%
Health revenue: 0.05%
New Hampshire HEFA Dartmouth Hitchcook Health Group Series 2017A	5.00%	8-1-2036	$ 2,660,000	$ 2,811,763
Housing revenue: 0.10%
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	6,199,877	6,180,339
				8,992,102
New Jersey: 3.53%
Airport revenue: 0.02%
South Jersey Port Corporation Marine Terminal Refunding Bond Series 2016S	5.00	1-1-2039	1,350,000	1,380,558
Education revenue: 0.17%
Atlantic City NJ Improvement Authority Stockton University Project (AGM Insured)	4.00	7-1-2047	750,000	729,936
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00	6-15-2025	5,830,000	5,971,183
Rutgers University Series L	5.00	5-1-2033	3,560,000	3,566,385
				10,267,504
GO revenue: 0.31%
Bayonne NJ School Refunding Bonds (AGM Insured)	5.00	7-15-2023	2,505,000	2,520,976
Newark NJ Qualified General Improvement Bonds Series A	5.00	7-15-2025	5,000,000	5,229,880
Newark NJ Qualified General Improvement Bonds Series A	5.00	7-15-2026	2,205,000	2,309,718
Newark NJ Qualified General Improvement Bonds Series A	5.00	7-15-2027	6,035,000	6,317,109
Newark NJ Qualified General Improvement Bonds Series A	5.25	7-15-2024	1,325,000	1,366,859
Newark NJ Qualified General Improvement Bonds Series B	5.00	7-15-2025	385,000	402,701
Newark NJ Qualified General Improvement Bonds Series B	5.00	7-15-2026	395,000	413,759
Newark NJ Qualified General Improvement Bonds Series B	5.00	7-15-2027	405,000	423,932
Newark NJ Qualified General Improvement Bonds Series B	5.25	7-15-2024	375,000	386,847
				19,371,781
Industrial development revenue: 0.16%
New Jersey EDA	5.00	3-1-2025	4,000,000	4,003,769
New Jersey EDA Continental Airlines Incorporated Project	5.25	9-15-2029	5,960,000	5,968,892
				9,972,661
Miscellaneous revenue: 0.93%
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bonds Series A	3.13	7-1-2029	2,620,000	2,532,301
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2026	11,000,000	11,010,505
New Jersey EDA Transportation Project Bonds Portal North Bridge Project Series 2022A	5.00	11-1-2038	5,000,000	5,483,335
New Jersey EDA Transportation Project Bonds Portal North Bridge Project Series 2022A	5.25	11-1-2041	3,000,000	3,297,734
New Jersey TTFA Series A ¤	0.00	12-15-2039	10,000,000	4,736,488
New Jersey TTFA Series A (NPFGC Insured)	5.75	6-15-2025	10,000,000	10,599,061
Newark NJ Housing Authority & Port Authority Port Newark Marine Terminal Rental Refunding Bond Newark Redevelopment Project (NPFGC Insured)	5.00	1-1-2032	7,620,000	8,401,134
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  31

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Newark NJ Housing Authority & Port Authority Port Newark Marine Terminal Rental Refunding Bond Newark Redevelopment Project (NPFGC Insured)	5.25%	1-1-2024	$ 1,225,000	$ 1,236,625
Union County NJ Utilities Authority Refunding Bond AMT Covanta Union Series A	5.25	12-1-2031	9,715,000	9,730,798
				57,027,981
Tax revenue: 0.42%
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	15,000,000	16,603,203
New Jersey TTFA Series AA	4.00	6-15-2045	2,195,000	2,105,250
New Jersey TTFA Series AA	5.00	6-15-2039	3,000,000	3,228,604
New Jersey TTFA Series AA	5.00	6-15-2045	3,500,000	3,680,669
				25,617,726
Transportation revenue: 1.52%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2028	10,100,000	8,369,147
New Jersey TTFA CAB Series A ¤	0.00	12-15-2029	11,875,000	9,455,861
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	4,500,000	3,330,332
New Jersey TTFA CAB Transportation System Series A ¤	0.00	12-15-2026	1,150,000	1,024,350
New Jersey TTFA CAB Transportation System Series A ¤	0.00	12-15-2030	8,000,000	6,137,750
New Jersey TTFA Program Bonds Series AA	5.00	6-15-2038	2,000,000	2,186,895
New Jersey TTFA Series AA	5.00	6-15-2036	2,070,000	2,074,625
New Jersey TTFA Series AA	5.00	6-15-2044	1,000,000	1,007,042
New Jersey TTFA Series AA	5.25	6-15-2033	10,000,000	10,041,270
New Jersey TTFA Transportation Program Bonds Series CC	5.25	6-15-2046	6,000,000	6,497,980
New Jersey TTFA Transportation Program Bonds Series CC	5.50	6-15-2050	5,000,000	5,518,364
New Jersey TTFA Transportation System Series A	5.00	12-15-2036	1,500,000	1,603,708
New Jersey TTFA Transportation System Series C	5.25	6-15-2032	8,000,000	8,254,346
New Jersey Turnpike Authority Series 2021A	4.00	1-1-2042	6,405,000	6,419,855
New Jersey Turnpike Authority Series 2021A	4.00	1-1-2042	10,000,000	10,019,909
New Jersey Turnpike Authority Series 2021A	4.00	1-1-2043	8,890,000	8,895,239
South Jersey Transportation Authority Transportation System Revenue Bonds 2022 Series A	5.00	11-1-2041	1,000,000	1,038,340
South Jersey Transportation Authority Transportation System Revenue Bonds 2022 Series A	5.25	11-1-2052	1,500,000	1,560,879
				93,435,892
				217,074,103
New Mexico: 0.26%
Industrial development revenue: 0.17%
Farmington NM PCR	1.80	4-1-2029	5,000,000	4,342,437
Farmington NM PCR	1.80	4-1-2029	7,000,000	6,079,411
				10,421,848
Utilities revenue: 0.09%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding & Acquisition Bond Subordinated Series A (Royal Bank of Canada LIQ)	5.00	11-1-2039	5,140,000	5,278,767
				15,700,615
See accompanying notes to portfolio of investments

32  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
New York: 11.64%
Airport revenue: 1.12%
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	4.00%	12-1-2039	$ 700,000	$ 661,136
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	4.00	12-1-2040	900,000	839,636
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2032	1,000,000	1,087,975
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2036	1,750,000	1,920,125
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2037	700,000	734,838
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2037	1,750,000	1,908,779
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2037	2,000,000	2,120,711
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2038	3,000,000	3,174,949
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2039	13,000,000	13,685,034
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2042	3,385,000	3,505,633
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport Project Series 2020C	5.00	12-1-2035	2,475,000	2,741,959
New York Transportation Development Corporation Special Facilities Revenue Terminal B LaGuardia Airport Series 2016A	5.00	7-1-2041	3,250,000	3,260,528
Port Authority of New York & New Jersey Series 193	5.00	10-15-2028	1,760,000	1,834,237
Port Authority of New York & New Jersey Series 205	5.25	11-15-2039	16,580,000	18,044,442
Port Authority of New York & New Jersey Series 211	5.00	9-1-2048	2,000,000	2,131,179
Port Authority of New York & New Jersey Series 218	4.00	11-1-2041	2,275,000	2,224,648
Port Authority of New York & New Jersey Series 221	4.00	7-15-2045	5,000,000	4,808,990
RBC Municipal Products Incorporated Series G-120 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144Aø	4.03	10-1-2029	4,000,000	4,000,000
				68,684,799
Education revenue: 0.54%
Hempstead NY Local Development Corporation Evergreen Charter School Project Series 2022A	5.25	6-15-2042	6,085,000	6,088,902
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.60	2-1-2051	5,000,000	3,707,892
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	5.73	2-1-2050	10,030,000	9,644,288
New York Dormitory Authority Barnard College Series A	4.00	7-1-2045	1,270,000	1,180,376
New York Dormitory Authority Barnard College Series A	4.00	7-1-2049	1,000,000	911,034
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  33

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
New York Dormitory Authority Iona College	5.00%	7-1-2027	$ 335,000	$ 357,673
New York Dormitory Authority New York University Series A	5.00	7-1-2049	4,265,000	4,583,590
New York Dormitory Authority St. John's University Series A	4.00	7-1-2048	2,000,000	1,931,409
Westchester County NY Local Development Pace University Series B	4.68	5-1-2044	5,000,000	5,000,000
				33,405,164
GO revenue: 1.66%
New York NY Fiscal 2020 Subordinate Bond Series B-1	4.00	8-1-2039	3,000,000	3,020,270
New York NY Fiscal 2020 Subordinate Bond Series B-1	5.00	10-1-2038	2,650,000	2,934,714
New York NY Fiscal 2022 Subordinate Bond Series D-1	5.25	5-1-2041	6,000,000	6,819,085
New York NY Fiscal 2022 Subordinate Bond Series D-1	5.25	5-1-2042	1,000,000	1,129,278
New York NY GO Subseries A-1	5.25	9-1-2042	8,750,000	9,916,170
New York NY GO Subseries A-1	5.25	9-1-2043	21,165,000	23,891,979
New York NY GO Subseries E-1%%	5.25	4-1-2047	10,000,000	11,215,132
New York NY GO Subseries F-1	5.00	3-1-2043	4,000,000	4,373,282
New York NY GO Subseries F-1	5.00	3-1-2050	6,500,000	7,020,281
New York NY Series E-1	5.00	3-1-2039	8,800,000	9,490,749
New York NY Series S-2	5.00	7-15-2041	13,805,000	14,260,510
Yonkers NY Series 2022C (AGM Insured)	5.00	3-15-2036	2,000,000	2,278,334
Yonkers NY Series 2022C (AGM Insured)	5.00	3-15-2037	1,100,000	1,236,076
Yonkers NY Series 2022C (AGM Insured)	5.00	3-15-2038	1,140,000	1,270,684
Yonkers NY Series 2022F (BAM Insured)	5.00	11-15-2040	850,000	935,312
Yonkers NY Series 2022F (BAM Insured)	5.00	11-15-2041	750,000	821,114
Yonkers NY Series 2022F (BAM Insured)	5.00	11-15-2042	1,000,000	1,092,532
				101,705,502
Health revenue: 0.11%
New York Dormitory Authority Catholic Health Systems Obligated Group Revenue Bond Series 2019B (Manufacturers & Traders LOC) ø	4.20	7-1-2048	5,000,000	5,000,000
Westchester County NY Local Development Corporation Purchase Senior Learning Community Incorporated 144A	2.88	7-1-2026	1,500,000	1,424,670
				6,424,670
Industrial development revenue: 0.71%
Monroe County NY IDA Continuing Development Services Project (Citizens Bank LOC) ø	3.95	7-1-2027	575,000	575,000
New York Liberty Development Corporation Refunding Bonds 1 World Trade Center Project	4.00	2-15-2043	4,500,000	4,435,015
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	2.80	9-15-2069	1,000,000	915,661
New York Transportation Development Corporation New York State Thruway Service Areas Project	4.00	10-31-2041	2,000,000	1,808,790
New York Transportation Development Corporation New York State Thruway Service Areas Project	4.00	10-31-2046	1,500,000	1,303,270
New York Transportation Development Corporation Special Facilities AMT Revenue	5.00	1-1-2032	12,000,000	12,434,449
See accompanying notes to portfolio of investments

34  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue (continued)
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	3.00%	8-1-2031	$ 2,000,000	$ 1,747,402
New York Transportation Development Corporation Special Facility AMT Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	10-1-2035	20,000,000	20,613,712
				43,833,299
Miscellaneous revenue: 0.67%
New York Dormitory Authority Series A (AGM Insured)	5.00	10-1-2034	5,000	5,685
New York Dormitory Authority Series A (AGM Insured)	5.00	10-1-2034	1,745,000	1,951,892
New York Dormitory Authority Series A (AGM Insured)	5.00	10-1-2035	1,000,000	1,110,446
New York NY IDA Queens Baseball Stadium Project (AGM Insured)	5.00	1-1-2031	1,000,000	1,145,184
New York Transportation Development Corporation New York State Thruway Service Areas Project	4.00	3-15-2044	5,000,000	4,934,056
New York Western Regional Off Track Betting Corporation 144A	4.13	12-1-2041	2,400,000	1,765,704
RBC Municipal Products Incorporated Series E-154 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144Aø	4.07	6-1-2028	22,950,000	22,950,000
Yonkers NY IDA New Community School Project Series 2022	5.00	5-1-2047	5,000,000	5,454,277
Yonkers NY IDA New Community School Project Series 2022	5.25	5-1-2051	1,600,000	1,773,512
				41,090,756
Tax revenue: 3.49%
New York Dormitory Authority Personal Income Tax Revenue Bonds Series 2019A	5.00	3-15-2043	6,750,000	7,243,771
New York Dormitory Authority Series 2014E	5.00	2-15-2044	10,000	10,457
New York Dormitory Authority Series 2014E	5.00	2-15-2044	9,580,000	9,901,649
New York Dormitory Authority Series A	4.00	3-15-2042	6,000,000	5,945,296
New York Dormitory Authority Series A	4.00	3-15-2044	2,700,000	2,660,653
New York Dormitory Authority Series A	5.00	2-15-2034	3,790,000	4,079,895
New York Dormitory Authority Series D	4.00	2-15-2039	5,000,000	5,027,874
New York Dormitory Authority Series D	5.00	2-15-2048	12,500,000	13,381,194
New York Dormitory Authority State Personal Income Tax Series B	4.00	3-15-2046	11,300,000	11,036,666
New York Dormitory Authority State Personal Income Tax Series B	5.00	2-15-2045	7,330,000	7,572,067
New York Dormitory Authority State Personal Income Tax Series E	5.00	2-15-2044	10,000	10,457
New York NY Transitional Finance Authority Building Aid Revenue Fiscal Year 2015 Series S1	5.00	7-15-2040	3,155,000	3,235,378
New York NY Transitional Finance Authority Building Aid Revenue Fiscal Year 2019 Subordinate Bond Series S3 A	4.00	7-15-2038	4,500,000	4,579,901
New York NY Transitional Finance Authority Future Tax Secured Revenue Series A2	5.00	8-1-2037	12,140,000	13,068,319
New York NY Transitional Finance Authority Future Tax Secured Revenue Series I	5.00	5-1-2033	5,395,000	5,404,470
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond	4.00	11-1-2035	5,000,000	5,295,810
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond	4.00	5-1-2043	2,335,000	2,318,580
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond	5.00	5-1-2038	5,000,000	5,485,507
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  35

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond Series A	5.00%	8-1-2031	$17,075,000	$ 17,578,736
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond Series E	4.00	2-1-2038	4,000,000	4,081,655
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond Series F1	5.00	5-1-2042	2,390,000	2,547,491
New York Thruway Authority Series 2022A	5.00	3-15-2048	10,000,000	10,976,593
New York Urban Development Corporation Series 2020A	5.00	3-15-2041	3,750,000	4,105,030
New York Urban Development Corporation Series 2020A	5.00	3-15-2042	4,075,000	4,453,228
New York Urban Development Corporation Series 2020C	4.00	3-15-2042	8,045,000	7,992,673
New York Urban Development Corporation Series 2020C	5.00	3-15-2047	8,000,000	8,608,732
New York Urban Development Corporation Series 2020E	4.00	3-15-2043	8,040,000	7,983,749
Triborough Bridge & Tunnel Authority Series 2020-A	4.00	5-15-2042	2,250,000	2,251,654
Triborough Bridge & Tunnel Authority Series 2022A	5.00	5-15-2047	15,000,000	16,343,430
Triborough Bridge & Tunnel Authority Series 2022B	5.00	5-15-2039	10,240,000	11,595,067
Triborough Bridge & Tunnel Authority Series 2022C	5.00	5-15-2047	8,000,000	8,716,496
Triborough Bridge & Tunnel Authority Subordinated Bond Series A1	4.00	5-15-2046	1,250,000	1,231,686
				214,724,164
Transportation revenue: 1.14%
New York Metropolitan Transportation Authority Refunding Green Bonds Series D1	5.00	11-15-2034	5,000,000	5,126,913
New York Metropolitan Transportation Authority Series 2015C	5.00	11-15-2035	2,000,000	2,057,771
New York Metropolitan Transportation Authority Series 2019C (AGM Insured)	5.00	11-15-2041	9,700,000	10,245,295
New York Metropolitan Transportation Authority Subordinated Bond Series A1	5.00	11-15-2040	3,425,000	3,592,766
New York Metropolitan Transportation Authority Subordinated Bond Series A-1	5.00	11-15-2048	7,300,000	7,446,256
New York Metropolitan Transportation Authority Various Refunding Bonds Transportation Subordinated Series G-3 (SIFMA Municipal Swap +0.43%) ±	4.40	11-1-2031	15,000,000	14,594,423
Triborough Bridge & Tunnel Authority Series 2020-A	5.00	11-15-2049	7,750,000	8,317,231
Triborough Bridge & Tunnel Authority Subordinated Bonds Series B2 (State Street Bank & Trust Company LOC) ø	3.90	1-1-2032	10,000,000	10,000,000
Triborough Bridge and Tunnel Authority NY General Revenue Bonds Series 2022A	5.00	11-15-2047	4,000,000	4,367,825
Triborough Bridge and Tunnel Authority NY General Revenue Bonds Series 2022A	5.50	11-15-2057	4,000,000	4,552,824
				70,301,304
Utilities revenue: 0.51%
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2032	22,785,000	24,253,097
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2037	3,780,000	3,997,180
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2040	2,870,000	3,118,754
				31,369,031
Water & sewer revenue: 1.69%
New York NY Environmental Facilities Corporation Municipal Water Trust	4.00	6-15-2049	5,000,000	4,967,719
See accompanying notes to portfolio of investments

36  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
New York NY Environmental Facilities Corporation Municipal Water Trust	5.00%	6-15-2048	$10,035,000	$ 10,698,989
New York NY Municipal Water Finance Authority 2nd General Resolution Series 2018	5.00	6-15-2048	3,000,000	3,200,996
New York NY Municipal Water Finance Authority 2nd General Resolution Series 2023 Series DD	5.25	6-15-2047	13,450,000	15,260,316
New York NY Municipal Water Finance Authority 2nd General Resolution Series 2023 Subseries AA-1	5.25	6-15-2052	5,250,000	5,885,984
New York NY Municipal Water Finance Authority 2nd General Resolution Series AA	5.00	6-15-2035	25,000,000	28,268,260
New York NY Municipal Water Finance Authority 2nd General Resolution Series FF	4.00	6-15-2041	8,250,000	8,279,242
New York NY Municipal Water Finance Authority 2nd General Resolution Subseries CC-1	5.00	6-15-2049	12,240,000	13,100,735
New York NY Water Finance Authority Series DD	5.25	6-15-2047	11,490,000	12,253,329
Western Nassau County NY Water Authority Series A	4.00	4-1-2046	1,100,000	1,092,966
Western Nassau County NY Water Authority Series A	4.00	4-1-2051	1,000,000	986,319
				103,994,855
				715,533,544
North Carolina: 0.51%
Airport revenue: 0.06%
Raleigh Durham NC Airport Authority Refunding Bond AMT Series A	5.00	5-1-2035	3,400,000	3,744,568
Education revenue: 0.10%
North Carolina Capital Facilities Finance Agency Forest University Series 2016	5.00	1-1-2033	1,000,000	1,064,014
North Carolina Capital Facilities Finance Agency Meredith College Series 2018	5.00	6-1-2038	500,000	517,123
University of North Carolina at Ashville Series 2017	5.00	6-1-2042	625,000	650,333
University of North Carolina at Greensboro Series 2014	5.00	4-1-2033	2,000,000	2,038,608
University of North Carolina at Greensboro Series 2014	5.00	4-1-2039	1,620,000	1,651,273
University of North Carolina Chapel Hill Series 2009A (TD Bank NA SPA) ø	3.90	2-1-2024	305,000	305,000
				6,226,351
Health revenue: 0.07%
Charlotte-Mecklenburg NC Hospital Authority Health Care Refunding Bonds Series 2018	5.00	1-15-2036	500,000	545,045
North Carolina Medical Care Commission Deerfield Episcopal Retirement Community Project Series 2016	5.00	11-1-2031	1,500,000	1,572,475
North Carolina Medical Care Commission Forest Duke Project	4.00	9-1-2051	1,100,000	848,542
North Carolina Medical Care Commission Presbyterian Homes Project Series 2016C	4.00	10-1-2031	1,500,000	1,447,546
				4,413,608
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  37

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.03%
North Carolina Facilities Finance Agency The Arc of North Carolina Project Series 2017A (Department of Housing and Urban Development Insured)	5.00%	10-1-2034	$ 1,000,000	$ 1,013,228
North Carolina Facilities Finance Agency The North Carolina A&T University Foundation LLC Project Series 2015A (AGC Insured)	5.00	6-1-2027	1,000,000	1,044,234
				2,057,462
Miscellaneous revenue: 0.06%
Charlotte NC Certificate of Participation Equipment Acquisition and Public Facilities Series A	5.00	12-1-2026	1,160,000	1,162,137
Charlotte NC Certificate of Participation Transit Projects Series C	5.00	6-1-2030	1,000,000	1,003,604
Raleigh NC Limited Obligation Series A	5.00	10-1-2033	1,000,000	1,030,982
Wilmington NC Limited Obligation Series A	5.00	6-1-2030	400,000	430,573
				3,627,296
Resource recovery revenue: 0.08%
North Carolina Capital Finance Republic Services Incorporated Project Series 2013	3.80	6-1-2038	5,000,000	5,000,507
Transportation revenue: 0.11%
North Carolina Department of Transportation I-77 HOT Lanes Project Series 2015	5.00	6-30-2028	1,275,000	1,297,556
North Carolina Turnpike Authority Monroe Expressway Toll Revenue Bond Series 2016A	5.00	7-1-2042	500,000	508,192
North Carolina Turnpike Authority Triangle Expressway System (AGM Insured)	5.00	1-1-2049	4,500,000	4,687,748
				6,493,496
				31,563,288
North Dakota: 0.22%
Miscellaneous revenue: 0.15%
University of North Dakota Infrastructure Energy Improvement Project Green Certificates Series A	5.00	4-1-2057	9,000,000	9,435,893
Water & sewer revenue: 0.07%
North Dakota PFA Revolving Fund Program Series A	5.00	10-1-2038	3,780,000	4,158,825
				13,594,718
Ohio: 1.67%
Education revenue: 0.08%
Allen County OH Port Authority	4.00	12-1-2035	650,000	624,425
Allen County OH Port Authority	4.00	12-1-2040	720,000	645,024
Ohio HEFA Kenyon College 2023 Project %%	5.00	7-1-2037	3,100,000	3,505,669
				4,775,118
GO revenue: 0.02%
Highland OH Local School District Medina County School Improvement Series A	5.25	12-1-2054	1,500,000	1,506,279
See accompanying notes to portfolio of investments

38  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.54%
Cleveland Cuyahoga County OH Facilities Improvement Centers for Dialysis	5.00%	12-1-2047	$ 5,205,000	$ 5,222,622
Franklin County OH Trinity Health Credit Group	4.00	12-1-2044	3,450,000	3,359,889
Hamilton County OH Hospital Facilities Revenue Bonds	5.00	11-15-2041	2,250,000	2,600,568
Hamilton County OH Hospital Facilities Revenue Bonds	5.00	9-15-2045	7,500,000	7,664,390
Lucas County OH Hospital Revenue Promedica Healthcare Obligation	5.25	11-15-2048	4,250,000	3,929,210
Middleburg Heights OH Hospital Revenue Refunding Bonds Facilities Southwest General Health	4.00	8-1-2041	1,100,000	1,051,369
Middleburg Heights OH Hospital Revenue Refunding Bonds Facilities Southwest General Health	4.00	8-1-2047	3,000,000	2,719,640
Middleburg Heights OH Hospital Revenue Refunding Bonds Facilities Southwest General Health Center	4.00	8-1-2041	3,730,000	3,565,098
Montgomery County OH Hospital Revenue Refunding Bonds	4.00	11-15-2039	3,000,000	2,850,667
				32,963,453
Miscellaneous revenue: 0.61%
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2026	2,030,000	2,103,500
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2028	1,610,000	1,664,067
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2030	2,250,000	2,315,269
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2035	12,000,000	12,182,711
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2039	2,500,000	2,535,931
Ohio Series A	5.00	2-1-2036	4,265,000	4,518,883
Ohio Water Development Authority Drinking Water Assistance Fund	5.00	12-1-2035	5,390,000	5,809,942
Ohio Water Development Authority Drinking Water Assistance Fund	5.00	12-1-2036	2,000,000	2,147,883
Ohio Water Development Authority Fresh Water Series B	5.00	12-1-2034	1,895,000	2,054,334
RiverSouth OH Lazarus Building Redevelopment Series A	5.75	12-1-2027	2,260,000	2,258,888
				37,591,408
Tax revenue: 0.09%
Franklin County OH	5.00	6-1-2048	5,000,000	5,340,745
Transportation revenue: 0.30%
Ohio Turnpike Commission CCAB Series A-4	5.70	2-15-2034	8,500,000	10,271,108
Ohio Turnpike Refunding Bond Series A	5.00	2-15-2039	7,000,000	8,073,727
				18,344,835
Utilities revenue: 0.03%
Ohio Air Quality Refunding Bonds Series 2022B	4.25	11-1-2039	2,000,000	2,016,749
				102,538,587
Oklahoma: 0.93%
Airport revenue: 0.50%
Oklahoma City OK Airport Trust Series 33	5.00	7-1-2043	9,000,000	9,317,320
Oklahoma City OK Airport Trust Series 33	5.00	7-1-2047	11,500,000	11,853,738
Tulsa OK Airports Improvement Trust AMT Series A (BAM Insured)	5.00	6-1-2035	1,055,000	1,077,080
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  39

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.00%	6-1-2043	$ 4,485,000	$ 4,634,616
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.25	6-1-2048	3,770,000	3,910,610
				30,793,364
Health revenue: 0.03%
Oklahoma Development Finance Authority Health System Revenue ø	4.27	8-15-2031	1,695,000	1,695,000
Miscellaneous revenue: 0.38%
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A	5.00	9-1-2030	2,000,000	2,120,814
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A	5.00	9-1-2031	1,145,000	1,213,405
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2030	4,440,000	4,540,294
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2031	5,520,000	5,629,536
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2032	4,000,000	4,063,614
Oklahoma Development Finance Authority Revenue Bonds Series 2022A	5.25	6-1-2037	4,535,000	5,204,295
Pontotoc County OK Education Facilities Authority Ada Public Schools Project	4.00	9-1-2040	1,000,000	946,621
				23,718,579
Transportation revenue: 0.02%
Oklahoma Turnpike Authority Revenue Series A	5.00	1-1-2042	1,000,000	1,045,609
				57,252,552
Oregon: 0.56%
Airport revenue: 0.03%
Portland OR International Airport Series 24-B	5.00	7-1-2034	1,905,000	1,999,217
GO revenue: 0.13%
Jackson County OR School District #005 (AGM Insured)	5.00	6-15-2030	2,560,000	2,938,094
Jackson County OR School District #005 (AGM Insured)	5.00	6-15-2031	2,125,000	2,437,438
Jackson County OR School District #005 (AGM Insured)	5.00	6-15-2032	2,350,000	2,691,777
				8,067,309
Health revenue: 0.36%
Clackamas County OR Hospital Facility Authority Senior Living Rose Ville Series A	5.13	11-15-2040	500,000	464,075
Clackamas County OR Hospital Facility Authority Senior Living Rose Ville Series A	5.25	11-15-2050	500,000	445,987
Clackamas County OR Hospital Facility Authority Senior Living Rose Ville Series A	5.38	11-15-2055	1,000,000	895,240
Medford OR Hospital Facilities Refunding Bonds Asante Project Series A (AGM Insured)	4.00	8-15-2045	13,650,000	13,146,581
Oregon Health Sciences University Revenue Series A	4.00	7-1-2044	2,000,000	2,018,218
Salem OR Hospital Facility Authority Series 2016A	5.00	5-15-2046	5,000,000	5,122,958
				22,093,059
See accompanying notes to portfolio of investments

40  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.04%
Eugene OR Electric Utility Revenue Series A	4.00%	8-1-2045	$ 1,260,000	$ 1,263,891
Eugene OR Electric Utility Revenue Series A	4.00	8-1-2049	800,000	777,778
				2,041,669
				34,201,254
Pennsylvania: 6.31%
Airport revenue: 0.61%
Allegheny County PA Airport Authority Series 2021A (AGM Insured)	4.00	1-1-2046	2,000,000	1,911,022
Allegheny County PA Airport Authority Series 2021A	5.00	1-1-2036	10,000,000	10,909,792
Philadelphia PA Airport Revenue Bond Series B	5.00	7-1-2042	7,860,000	8,043,396
Philadelphia PA Airport Series A	5.00	7-1-2047	9,950,000	10,102,544
Philadelphia PA Airport Series B	5.00	7-1-2029	1,000,000	1,064,687
Philadelphia PA Airport Series B	5.00	7-1-2031	750,000	794,544
Philadelphia PA Airport Series C	4.00	7-1-2037	1,695,000	1,667,797
Philadelphia PA Airport Series C	4.00	7-1-2038	1,260,000	1,236,430
Philadelphia PA Airport Series C	4.00	7-1-2039	1,830,000	1,783,763
				37,513,975
Education revenue: 0.68%
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2024	1,540,000	1,558,874
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2025	1,625,000	1,664,357
Pennsylvania Higher Educational Facilities Revenue Drexel University Series A (AGM Insured)	5.00	5-1-2046	4,885,000	5,205,458
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	2,000,000	2,070,488
Philadelphia PA IDA Thomas Jefferson University Series B ø	4.53	9-1-2050	27,000,000	27,000,000
Philadelphia PA IDA University Revenue Refunding Bond St. Joseph's University Project	4.00	11-1-2038	1,000,000	992,349
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF2836 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	4.32	6-15-2039	3,000,000	3,000,000
				41,491,526
GO revenue: 0.32%
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2025	1,180,000	1,230,487
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2026	1,200,000	1,281,806
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2027	1,000,000	1,077,067
North Pocono PA School District Notes Series A (AGM Insured)	4.00	9-15-2029	2,170,000	2,324,480
North Pocono PA School District Notes Series A (AGM Insured)	4.00	9-15-2032	1,750,000	1,857,374
Philadelphia PA School District Series A	5.00	9-1-2024	2,075,000	2,136,493
Philadelphia PA School District Series F	5.00	9-1-2035	3,820,000	4,005,333
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2032	1,440,000	1,447,883
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2033	1,490,000	1,496,655
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  41

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Williamsport PA Area School District (AGM Insured)	4.00%	3-1-2034	$ 1,555,000	$ 1,562,176
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2035	1,205,000	1,210,452
				19,630,206
Health revenue: 1.87%
Allegheny County PA Hospital Development Authority Series 2017D-2 (SIFMA Municipal Swap +0.70%) ±	4.67	11-15-2047	10,000,000	9,751,231
Allegheny County PA Hospital Development Authority Series A	4.00	7-15-2039	2,250,000	2,227,049
Allegheny County PA Hospital Development Authority Series A	5.00	4-1-2047	5,000,000	5,149,783
Chester County PA HEFA Main Line Health System Series A	4.00	9-1-2050	3,500,000	3,263,789
Geisinger PA Health System Series A-1	4.00	2-15-2047	10,000,000	9,289,613
Lancaster County Hospital Authority Series 2016B	5.00	8-15-2046	10,000,000	10,299,139
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2035	2,750,000	2,777,260
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2038	1,000,000	989,016
Montgomery County PA HEFA Thomas Jefferson University	5.00	9-1-2031	4,100,000	4,528,350
Montgomery County PA Higher Education & Health Authority Series 2018D ø	4.53	9-1-2050	29,425,000	29,425,000
Pennsylvania EDFA Series 2013A	5.00	7-1-2038	6,000,000	6,020,180
Pennsylvania EDFA Series 2022A	5.00	2-15-2036	1,000,000	1,102,393
Pennsylvania EDFA Series 2022A	5.00	2-15-2038	2,150,000	2,321,257
Pennsylvania EDFA Series 2022A	5.00	2-15-2039	3,500,000	3,751,862
Pennsylvania EDFA Series 2022A	6.00	6-30-2061	3,500,000	3,832,886
Pennsylvania EDFA University of Pittsburgh Medical Center Series A-1	4.00	4-15-2045	6,500,000	6,208,878
Pennsylvania Higher Educational Facilities Revenue Thomas Jefferson University Series A	5.00	9-1-2045	2,640,000	2,670,657
Pennsylvania Higher Educational Facilities Revenue University of Pennsylvania Series A	5.00	8-15-2042	3,000,000	3,132,411
Quakertown PA General Authority Health LifeQuest Obligated Group Series C	4.50	7-1-2027	750,000	715,093
Quakertown PA General Authority Health LifeQuest Obligated Group Series C	5.00	7-1-2032	1,000,000	921,737
South Central Pennsylvania General Authority WellSpan Health Obligated Group Series 2019E (U.S. Bank NA SPA) ø	3.80	6-1-2035	300,000	300,000
The Hospitals and Higher Education Facilities Authority of Philadelphia Revenue Bonds Series 2022 (AGM Insured)	5.00	7-1-2037	4,175,000	4,568,984
Westmoreland County PA IDA Excela Health Project Series A	4.00	7-1-2037	625,000	589,229
Westmoreland County PA IDA Excela Health Project Series A	5.00	7-1-2029	700,000	747,048
Westmoreland County PA IDA Excela Health Project Series A	5.00	7-1-2030	550,000	591,444
				115,174,289
Industrial development revenue: 0.28%
Pennsylvania EDFA Bridges FinCo LP	5.00	12-31-2030	600,000	618,156
Pennsylvania EDFA Bridges FinCo LP	5.00	12-31-2034	16,375,000	16,719,435
				17,337,591
Miscellaneous revenue: 0.79%
Delaware Valley Regional Finance Authority Local Government Series C (Ambac Insured)	7.75	7-1-2027	4,025,000	4,840,210
Pennsylvania EDFA Tax-Exempt Private Revenue Bonds Series 2022	5.75	6-30-2048	12,000,000	12,955,064
Pennsylvania Finance Authority Pennsylvania Hills Project Series B (NPFGC Insured) ¤	0.00	12-1-2025	1,060,000	972,193
See accompanying notes to portfolio of investments

42  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00%	6-1-2024	$ 2,250,000	$ 2,304,334
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A (AGM Insured)	5.00	6-1-2030	3,800,000	4,053,718
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2034	1,915,000	2,015,713
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2035	16,715,000	17,582,316
Waverly Township Municipal Authority Career Technology Center (BAM Insured)	4.00	2-15-2030	1,065,000	1,138,376
Waverly Township Municipal Authority Career Technology Center (BAM Insured)	4.00	2-15-2031	1,110,000	1,185,060
Waverly Township Municipal Authority Career Technology Center (BAM Insured)	4.00	2-15-2032	1,155,000	1,234,865
				48,281,849
Tax revenue: 0.29%
Allentown PA Neighborhood Improvement Zone Development Authority Refunding Bond	5.00	5-1-2042	2,000,000	2,017,446
Allentown PA Neighborhood Improvement Zone Development Authority Refunding Bond	5.00	5-1-2036	750,000	783,613
Pennsylvania Turnpike Commission Series B	5.00	12-1-2043	6,000,000	6,334,619
Pennsylvania Turnpike Commission Series B	5.25	12-1-2048	5,145,000	5,483,096
Southeastern Pennsylvania Transportation Authority Series 2022	5.25	6-1-2047	3,000,000	3,379,088
				17,997,862
Transportation revenue: 1.13%
Delaware River Port Authority Project Series 2013	5.00	1-1-2040	17,000,000	17,198,339
Pennsylvania Turnpike Commission Motor License Series B-2	5.00	12-1-2035	9,900,000	10,750,661
Pennsylvania Turnpike Commission Series 2023	5.00	12-1-2040	1,000,000	1,105,932
Pennsylvania Turnpike Commission Series 2023	5.00	12-1-2041	3,000,000	3,279,141
Pennsylvania Turnpike Commission Series A	4.00	12-1-2046	3,000,000	2,898,014
Pennsylvania Turnpike Commission Series A	5.00	12-1-2044	5,905,000	6,284,427
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,750,000	1,824,657
Pennsylvania Turnpike Commission Series C	5.00	12-1-2046	4,125,000	4,427,761
Pennsylvania Turnpike Commission Subordinate Bond Series A	5.00	12-1-2044	3,000,000	3,156,803
Pennsylvania Turnpike Commission Subordinate Bond Series B	5.25	12-1-2052	8,250,000	9,098,371
Pennsylvania Turnpike Commission Subordinate Bond Series B-1	5.00	6-1-2027	1,150,000	1,254,851
Pennsylvania Turnpike Commission Subordinate Bond Series B-1	5.00	6-1-2028	1,450,000	1,575,413
Pennsylvania Turnpike Commission Subordinate Bond Series B-2	5.00	6-1-2027	1,260,000	1,374,880
Pennsylvania Turnpike Commission Subordinate Bond Series B-2	5.00	6-1-2028	5,005,000	5,437,890
				69,667,140
Utilities revenue: 0.08%
Philadelphia PA Series A (AGM Insured)	4.00	8-1-2045	5,000,000	4,905,333
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  43

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.26%
Luzerne County PA IDA Refunding Bonds AMT Pennsylvania American Water Company Project	2.45%	12-1-2039	$ 5,500,000	$ 5,077,939
Philadelphia PA Series B	5.00	7-1-2033	8,000,000	8,376,555
Philadelphia PA Water & Wastewater Refunding Bond Series R	5.00	6-1-2042	2,200,000	2,416,877
				15,871,371
				387,871,142
Puerto Rico: 0.01%
Transportation revenue: 0.01%
Puerto Rico Highways & Transportation Authority Series 2007CC	5.50	7-1-2029	825,000	851,211
Rhode Island: 0.25%
Airport revenue: 0.04%
Rhode Island Commerce Corporation First Lien Special Facility Airport Corporation Intermodal Facility Project Series 2018	5.00	7-1-2031	2,115,000	2,313,250
Education revenue: 0.03%
Rhonde Island HEFA Building Corporation Providence College Series A	5.00	11-1-2046	1,855,000	2,036,701
Tax revenue: 0.18%
Rhode Island Turnpike & Bridge Authority Motor Feul Tax Revenue Bonds Series 2016A	5.00	10-1-2040	10,640,000	11,118,505
				15,468,456
South Carolina: 1.31%
Education revenue: 0.17%
South Carolina Jobs EDA York Preparatory Academy Project Series A 144A	7.25	11-1-2045	1,500,000	1,599,712
University of South Carolina Athletic Facilities Series A	5.00	5-1-2043	8,155,000	8,666,132
				10,265,844
Health revenue: 0.06%
South Carolina Jobs EDA Prisma Health Obligated Group Series C ø	4.56	5-1-2048	4,000,000	4,000,000
Housing revenue: 0.12%
Tender Option Bond Trust Receipts/Floater Certificates Series 2023-XF3079 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	4.27	7-1-2028	7,236,000	7,236,000
Resource recovery revenue: 0.03%
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A†	6.00	2-1-2035	1,880,000	752,000
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.25	2-1-2045	2,750,000	1,100,000
South Carolina Jobs EDA Solid Waste Disposal RePower South Berkeley LLC Green Bond	8.00	12-6-2029	370,000	302,765
				2,154,765
See accompanying notes to portfolio of investments

44  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.93%
Patriots Energy Group Financing Agency Series A (Royal Bank of Canada LIQ)	4.00%	10-1-2048	$ 9,040,000	$ 9,055,486
South Carolina Public Service Authority Refunding & Improvement Bonds Series A	4.00	12-1-2040	1,500,000	1,457,939
South Carolina Public Service Authority Refunding & Improvement Bonds Series E	5.75	12-1-2047	31,250,000	34,522,350
Tender Option Bond Trust Receipts (AGM Insured, Barclays Bank plc LIQ) 144Aø	4.09	12-1-2052	12,000,000	12,000,000
				57,035,775
				80,692,384
South Dakota: 0.28%
Health revenue: 0.17%
South Dakota HEFA Avera Health Project Series 2017	5.00	7-1-2046	10,000,000	10,233,681
Housing revenue: 0.11%
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2023	750,000	750,000
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2024	1,100,000	1,124,272
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2025	1,000,000	1,043,182
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2026	1,540,000	1,645,902
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2032	1,010,000	1,094,826
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2033	1,250,000	1,349,811
				7,007,993
				17,241,674
Tennessee: 1.68%
Airport revenue: 0.36%
Metropolitan Government of Nashville & Davidson Counties Nashville Airport Authority Series 2022B	5.25	7-1-2047	15,750,000	16,847,621
Metropolitan Government of Nashville & Davidson Counties Nashville Airport Authority Series 2022B	5.50	7-1-2052	5,000,000	5,434,253
				22,281,874
Health revenue: 0.05%
Metropolitan Government of Nashville & Davidson Counties Vanderbilt University Medical Center Series 2017A	5.00	7-1-2048	2,750,000	2,786,275
Utilities revenue: 1.27%
Tender Option Bond Trust Receipts/Certificates Series 2022-XM1024 144Aø	4.11	5-1-2052	7,500,000	7,500,000
Tennergy Corporation Tennessee Gas Supply Series A	4.00	12-1-2051	25,000,000	24,624,113
Tennergy Corporation Tennessee Gas Supply Series A	5.50	10-1-2053	10,000,000	10,616,221
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	25,000,000	24,975,213
Tennessee Energy Acquisition Corporation Refunding Bond Project Series A 1	5.00	5-1-2053	6,500,000	6,689,701
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  45

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Tennessee Energy Acquisition Corporation Series A	5.00%	5-1-2052	$ 2,640,000	$ 2,754,381
Tennessee Energy Acquisition Corporation Series A	5.25	9-1-2026	1,020,000	1,056,684
				78,216,313
				103,284,462
Texas: 8.36%
Airport revenue: 0.50%
Austin TX Airport System AMT	5.00	11-15-2039	8,000,000	8,039,441
Austin TX Airport System AMT	5.00	11-15-2044	3,500,000	3,514,650
Austin TX Airport System AMT Series 2022	5.00	11-15-2040	3,000,000	3,235,725
Dallas & Fort Worth TX Series 2022B	5.00	11-1-2050	8,000,000	8,645,946
Houston TX Airport System Subordinate Bond Lien AMT Series A	5.00	7-1-2041	4,750,000	4,939,917
Port of Houston TX Series 2021	4.00	10-1-2039	2,500,000	2,548,094
				30,923,773
Education revenue: 0.86%
Arlington TX Higher Education Finance Corporation BASIS Texas Charter Schools Incorporated 144A	4.50	6-15-2056	1,000,000	959,947
Arlington TX Higher Education Finance Corporation Revenue Bonds Series 2022A 144A	6.00	2-15-2042	500,000	475,080
Clifton TX Higher Education Finance Corporation International Leadership Series A	5.75	8-15-2038	2,000,000	2,009,032
Clifton TX Higher Education Finance Corporation International Leadership Texas Series 2021T	4.00	8-15-2047	3,000,000	2,751,699
Clifton TX Higher Education Finance Corporation International Leadership Texas Series 2022A	4.00	8-15-2047	2,500,000	2,472,358
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.00	8-15-2038	6,000,000	6,073,120
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.13	8-15-2048	6,750,000	6,789,843
Hale Center Education Facilities Corporation Refunding and Improvement Bonds Wayland Baptist University Project Series 2022	5.00	3-1-2031	2,140,000	2,296,699
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2030	1,460,000	1,596,562
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2032	650,000	707,805
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2039	750,000	801,013
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2040	1,000,000	1,065,414
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2041	900,000	956,729
Tender Option Bond Trust Receipts/Floater Certificates Series 2021 MS0002 (, Morgan Stanley Bank LIQ) 144Aø	4.27	6-15-2056	20,780,000	20,780,000
University of Houston Refunding Bonds Series 2022A	5.00	2-15-2047	3,000,000	3,267,176
				53,002,477
GO revenue: 2.11%
Dallas County TX Series 2022	5.00	8-15-2042	4,275,000	4,797,808
El Paso TX GO Series 2016	4.00	8-15-2031	6,500,000	6,743,360
Fort Worth TX Independent School District Series 2022	5.00	2-15-2047	5,935,000	6,306,212
See accompanying notes to portfolio of investments

46  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Houston TX Independent School District Refunding Bond Limited Tax Series C	4.00%	6-1-2039	$ 2,000,000	$ 2,052,409
Houston TX Public Improvement Refunding Bonds Series A	4.00	3-1-2034	1,000,000	1,032,260
Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2029	2,160,000	2,367,009
Nacogdoches TX Independent School District	5.00	2-15-2049	8,560,000	9,200,725
Palestine TX Certificates of Obligation (AGM Insured)	4.00	2-15-2051	4,000,000	3,823,608
Pasadena TX Independent School District Series 2022	5.00	2-15-2047	6,250,000	6,930,649
Port Isabel TX Series 2019 144A	5.10	2-15-2049	930,000	950,260
Royse City TX Independent School District	5.00	8-15-2034	3,025,000	3,170,676
Salado TX Independent School District	5.00	2-15-2049	1,605,000	1,725,136
San Antonio TX Independent School District	5.00	8-15-2048	13,000,000	13,436,211
Sugar Land TX Refunding Bonds	5.00	2-15-2030	1,250,000	1,365,613
Temple TX Refunding Bonds	5.00	8-1-2032	1,070,000	1,128,541
Texas Refunding Bond Series B	5.00	10-1-2036	24,500,000	25,610,159
Travis County TX Certificates of Obligation Series 2019A	5.00	3-1-2036	12,470,000	13,901,406
Travis County TX Certificates of Obligation Series 2019A	5.00	3-1-2039	6,250,000	6,820,857
Viridian TX Municipal Management District Texas Road Improvement Project Series 2019 (BAM Insured)	4.00	12-1-2033	555,000	560,318
Viridian TX Municipal Management District Texas Road Improvement Project Series 2019 (BAM Insured)	4.00	12-1-2034	630,000	633,857
Viridian TX Municipal Management District Texas Road Improvement Project Series 2019 (BAM Insured)	4.00	12-1-2034	835,000	840,112
Viridian TX Municipal Management District Texas Road Improvement Project Series 2019 (BAM Insured)	4.00	12-1-2035	655,000	656,724
Viridian TX Municipal Management District Texas Road Improvement Project Series 2019 (BAM Insured)	4.00	12-1-2035	865,000	867,277
Viridian TX Municipal Management District Texas Road Improvement Project Series 2019 (BAM Insured)	4.00	12-1-2036	680,000	679,373
Viridian TX Municipal Management District Texas Road Improvement Project Series 2019 (BAM Insured)	4.00	12-1-2036	905,000	904,166
Waller TX Indepenent School District Series 2023 (BAM Insured)	5.00	2-15-2041	5,005,000	5,598,903
Waller TX Indepenent School District Series 2023 (BAM Insured)	5.00	2-15-2043	6,885,000	7,642,015
				129,745,644
Health revenue: 0.29%
Harris County TX Health Facilities Development Corporation Series A3 (AGM Insured) €	4.47	7-1-2031	2,675,000	2,675,000
Harris County TX Texas Childrens Hospital Series A	4.00	10-1-2037	3,000,000	3,079,604
Harris County TX Texas Childrens Hospital Series A	4.00	10-1-2038	2,300,000	2,343,940
New Hope ECFA Children's Health System of Texas Project Series A	4.00	8-15-2033	2,050,000	2,109,026
Tarrant County TX Cultural Education Facilities Finance Corporation Baylor Scott & White Health Project Series 2022D	5.50	11-15-2047	7,025,000	7,819,585
				18,027,155
Housing revenue: 0.03%
Travis County TX Housing Finance Corporation MFHR Airway Gateway Apartments	4.13	6-1-2045	2,000,000	2,029,457
Industrial development revenue: 0.04%
Houston TX Airport System Subordinate Bond Lien AMT	5.00	7-15-2027	2,500,000	2,512,473
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  47

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.20%
Lower Colorado TX River Authority Series 2013A	5.00%	5-15-2033	$ 755,000	$ 756,936
Lower Colorado TX River Authority Series 2013A	5.00	5-15-2033	1,720,000	1,723,852
Texas PFA	4.00	2-1-2034	5,000,000	5,302,658
Texas PFA	4.00	2-1-2035	2,000,000	2,105,512
Texas PFA	4.00	2-1-2036	2,175,000	2,270,062
				12,159,020
Tax revenue: 0.13%
Dallas TX Area Rapid Transit Sales Tax Revenue Series A	5.00	12-1-2048	5,000,000	5,314,169
Old Spanish Trail/Almeda Corridors RDA (BAM Insured)	4.00	9-1-2036	1,125,000	1,168,815
Old Spanish Trail/Almeda Corridors RDA (BAM Insured)	4.00	9-1-2037	1,430,000	1,474,317
				7,957,301
Transportation revenue: 1.19%
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2044	3,000,000	3,183,893
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2049	2,450,000	2,580,075
Central Texas Regional Mobility Authority Senior Lien Series B	4.00	1-1-2041	800,000	777,918
Central Texas Regional Mobility Authority Senior Lien Series B	5.00	1-1-2046	1,600,000	1,705,697
Grand Parkway Transportation Corporation CAB Series B ¤	0.00	10-1-2029	1,015,000	1,112,731
Grand Parkway Transportation Corporation CAB Series B ¤	0.00	10-1-2030	2,000,000	2,195,792
Grand Parkway Transportation Corporation Refunding Bonds Series 2020C	4.00	10-1-2039	2,500,000	2,524,939
Grand Parkway Transportation Corporation Series C	4.00	10-1-2045	28,185,000	27,377,319
North Texas Tollway Authority Series A	5.00	1-1-2033	3,600,000	3,729,583
North Texas Tollway Authority Series A	5.00	1-1-2035	4,000,000	4,128,720
North Texas Tollway Authority Series A	5.25	1-1-2038	3,500,000	3,975,559
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	4.00	12-31-2037	3,000,000	2,827,773
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	6.75	6-30-2043	4,000,000	4,038,410
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	12,500,000	12,640,176
				72,798,585
Utilities revenue: 0.29%
Lower Colorado TX River Authority Series 2015	5.00	5-15-2045	2,000,000	2,046,305
Lower Colorado TX River Authority Series A (AGM Insured)	4.00	5-15-2040	2,500,000	2,508,790
San Antonio TX Electric and Gas Systems Refunding Bonds Series 2018 (SIFMA Municipal Swap +0.87%) ±	4.84	2-1-2048	8,000,000	8,000,214
Texas Municipal Gas Acquisition & Supply Corporation Refunding Bond	5.00	12-15-2032	5,000,000	5,249,564
				17,804,873
Water & sewer revenue: 2.72%
Austin TX Water & Wastewater Refunding Bond	5.00	11-15-2045	15,065,000	15,722,762
Brownsville TX Refunding Bonds Series 2022 (BAM Insured)	5.00	9-1-2046	1,000,000	1,076,066
Brownsville TX Refunding Bonds Series 2022 (BAM Insured)	5.00	9-1-2051	1,000,000	1,065,332
Dallas TX Waterworks & Sewer System Refunding Bond Series A	4.00	10-1-2042	4,455,000	4,558,886
Dallas TX Waterworks & Sewer System Refunding Bond Series A	5.00	10-1-2030	3,810,000	4,029,586
Dallas TX Waterworks & Sewer System Refunding Bond Series A	5.00	10-1-2047	7,000,000	7,832,993
See accompanying notes to portfolio of investments

48  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Greater Texoma Utility Authority Series 2023 (AGM Insured) %%	5.00%	10-1-2048	$20,000,000	$ 21,440,706
San Antonio TX Water System Refunding Bonds Series 2018A	5.00	5-15-2043	7,000,000	7,473,525
Tarrant TX Regional Water District	5.00	9-1-2034	3,500,000	3,615,015
Tarrant TX Regional Water District	5.00	3-1-2049	15,000,000	15,320,792
Texas Series A	4.00	10-15-2036	5,000,000	5,099,012
Texas Series B	5.00	4-15-2049	42,000,000	44,535,473
Texas Water Development Board Series 2017A	4.00	10-15-2037	11,650,000	11,891,039
Texas Water Development Board Series 2020	4.00	8-1-2038	2,500,000	2,578,982
Texas Water Implementation Fund Series A	4.00	10-15-2037	4,000,000	4,129,530
Texas Water Implementation Fund Series A	4.00	10-15-2038	6,500,000	6,685,692
Texas Water Implementation Fund Series A	4.00	10-15-2044	9,905,000	9,925,092
				166,980,483
				513,941,241
Utah: 0.59%
Airport revenue: 0.51%
Salt Lake City UT AMT Series A	5.00	7-1-2034	5,910,000	6,564,438
Salt Lake City UT AMT Series A	5.00	7-1-2035	5,000,000	5,506,190
Salt Lake City UT AMT Series A	5.00	7-1-2036	2,500,000	2,640,447
Salt Lake City UT AMT Series A	5.00	7-1-2043	1,500,000	1,582,447
Salt Lake City UT AMT Series A	5.00	7-1-2043	2,500,000	2,582,211
Salt Lake City UT AMT Series A	5.00	7-1-2048	3,500,000	3,663,505
Salt Lake City UT AMT Series A	5.00	7-1-2048	5,500,000	5,636,607
Salt Lake City UT AMT Series A	5.25	7-1-2048	3,000,000	3,114,895
				31,290,740
Education revenue: 0.04%
University of Utah (Citibank NA LIQ) 144Aø	4.00	8-1-2043	2,680,000	2,680,000
Miscellaneous revenue: 0.02%
Mida Mountain Village Public Infrastructure District Utah Special Assessment Revenue Bonds Mountain Village Assessment Area #2 144A	4.00	8-1-2050	1,500,000	1,064,138
Tax revenue: 0.02%
Utah Telecommunication Open Infrastructure Agency Series 2022	5.50	6-1-2040	1,000,000	1,150,721
				36,185,599
Virginia: 0.47%
GO revenue: 0.10%
Norfolk VA Series C	4.00	9-1-2032	5,810,000	6,198,472
Health revenue: 0.18%
Mizuho Floater/Residual Trust Tender Option Bond Series 2020- MIZ9025 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	3.77	11-1-2035	4,300,000	4,300,000
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  49

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Roanoke VA EDA Residential Care Facility Revenue Richfield Living Project	5.00%	9-1-2040	$ 3,290,000	$ 2,217,090
Virginia Commonwealth University Health System Series 2017B	5.00	7-1-2046	4,270,000	4,386,415
				10,903,505
Tax revenue: 0.00%
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	1,824,000	4,560
Marquis VA CDA CCAB Series 2015 144A	3.38	9-1-2045	397,000	18,659
Marquis VA CDA Series B	2.53	9-1-2041	1,310,000	61,570
				84,789
Transportation revenue: 0.19%
Virginia Small Business Financing Authority Senior Lien Elizabeth River Crossings OpCo LLC Project	4.00	7-1-2029	1,450,000	1,469,133
Virginia Small Business Financing Authority Series 2022	4.00	1-1-2040	1,800,000	1,661,555
Virginia Small Business Financing Authority Series 2022	4.00	1-1-2040	3,250,000	3,050,441
Virginia Small Business Financing Authority Series 2022	4.00	1-1-2048	6,000,000	5,197,850
				11,378,979
				28,565,745
Washington: 3.27%
Airport revenue: 0.53%
Port of Seattle WA AMT Intermediate Lien	5.00	4-1-2044	16,000,000	16,745,771
Port of Seattle WA AMT Intermediate Lien	5.00	8-1-2046	7,865,000	8,309,281
Port of Seattle WA AMT Intermediate Lien Revenue and Refunding Bonds Series 2022B	5.00	8-1-2047	2,900,000	3,062,140
Port of Seattle WA Intermediate Lien Revenue and Refunding Bonds Series 2022B	5.50	8-1-2047	3,850,000	4,212,061
				32,329,253
Education revenue: 0.04%
Washington HEFA Seattle University Project	4.00	5-1-2045	1,000,000	949,675
Washington HEFA Seattle University Project	5.00	5-1-2030	760,000	857,892
Washington HEFA Seattle University Project	5.00	5-1-2032	335,000	376,263
Washington HEFA Seattle University Project	5.00	5-1-2033	300,000	336,203
				2,520,033
GO revenue: 1.60%
Clark County WA School District #114 (AGM Insured)	4.00	12-1-2031	9,000,000	9,625,277
Clark County WA School District #114 (AGM Insured)	4.00	12-1-2034	2,500,000	2,624,198
Grant County WA Limited Tax GO Series 2022	5.25	12-1-2047	3,500,000	3,898,942
Grant County Washington Public Hospital District #002 Quincy Valley Medical Center	5.00	12-1-2038	4,000,000	4,194,481
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2029	8,940,000	9,610,700
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	9,430,000	9,929,253
King County WA School District #210 Federal Way (AGM Insured)	4.00	12-1-2033	10,000,000	10,513,541
King County WA School District #414 Lake Washington (AGM Insured)	5.00	12-1-2033	570,000	640,790
See accompanying notes to portfolio of investments

50  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
King County WA School District #414 Lake Washington (AGM Insured)	5.00%	12-1-2034	$ 1,000,000	$ 1,116,400
Seattle WA GO Series 2015	4.00	12-1-2040	2,500,000	2,512,403
Snohomish County WA School District (AGM Insured)	5.00	12-1-2031	1,500,000	1,573,424
Washington Motor Vehicle Fuel Tax Series B	5.00	8-1-2032	8,545,000	8,997,931
Washington Series 2017-A	5.00	8-1-2033	1,500,000	1,614,855
Washington Series 2017-A	5.00	8-1-2040	3,500,000	3,691,302
Washington Series 2017-A	5.00	8-1-2041	2,500,000	2,631,804
Washington Series 2021-F	5.00	6-1-2038	6,500,000	7,380,666
Washington Series 2022-C	5.00	2-1-2044	16,000,000	17,853,890
				98,409,857
Health revenue: 0.30%
Washington HCFR Authority Providence St Joseph Health Series 2014D	5.00	10-1-2041	6,000,000	6,018,571
Washington HCFR Providence Health & Services Series 2012A	5.00	10-1-2042	2,160,000	2,160,078
Washington Health Care Facilities Authority CommonSpirit Health Series A-2	5.00	8-1-2038	3,000,000	3,156,335
Washington Health Care Facilities Authority Seattle Cancer Care Alliance	4.00	9-1-2045	3,000,000	2,847,656
Washington Health Care Facilities Authority Seattle Cancer Care Alliance 144A	4.00	12-1-2045	2,450,000	2,324,731
Washington Health Care Facilities Authority Seattle Cancer Care Alliance	5.00	9-1-2040	1,000,000	1,056,533
Washington Health Care Facilities Authority Seattle Childrens Hospital Series 2017A	5.00	10-1-2047	1,055,000	1,095,070
				18,658,974
Miscellaneous revenue: 0.33%
FYI Properties Lease Revenue Refunding Bonds Washington State District Project Series 2019	5.00	6-1-2037	7,395,000	8,007,078
FYI Properties Lease Revenue Refunding Bonds Washington State District Project Series 2019	5.00	6-1-2038	1,750,000	1,889,409
Washington Certificate of Participation	5.00	7-1-2038	1,660,000	1,809,463
Washington Certificate of Participation	5.00	7-1-2039	1,745,000	1,898,081
Washington Certificate of Participation	5.00	7-1-2040	1,480,000	1,602,861
Washington Certificate of Participation	5.00	7-1-2041	1,555,000	1,678,151
Washington Certificate of Participation Series A	5.00	7-1-2038	3,265,000	3,495,336
				20,380,379
Tax revenue: 0.27%
Washington Motor Vehicle Fuel Tax Series B	5.00	6-1-2036	5,000,000	5,682,516
Washington Series 2021-A	5.00	8-1-2036	3,500,000	3,982,544
Washington Series B	5.00	8-1-2037	6,400,000	6,795,476
				16,460,536
Utilities revenue: 0.05%
Energy Northwest Washington Electric Revenue Refunding Bonds Columbia Generating Station	5.00	7-1-2034	2,500,000	2,889,254
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  51

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.15%
Eclipse Funding Trust (U.S. Bank NA LIQ) 144A	3.90%	7-1-2042	$ 4,375,000	$ 4,375,000
King County WA Refunding Bonds	5.00	7-1-2042	4,660,000	4,984,930
				9,359,930
				201,008,216
West Virginia: 0.12%
GO revenue: 0.04%
Ohio County WV Board of Education	3.00	6-1-2026	2,680,000	2,717,574
Tax revenue: 0.08%
Monongalia County WV Commission Improvement & Refunding Bonds University Town Center Series A 144A	5.50	6-1-2037	2,500,000	2,534,058
Monongalia County WV Commission Improvement & Refunding Bonds University Town Center Series A 144A	5.75	6-1-2043	675,000	685,395
Monongalia County WV Commission Special District Excise Tax University Town Center Series A 144A	4.13	6-1-2043	1,600,000	1,419,650
				4,639,103
				7,356,677
Wisconsin: 2.85%
Education revenue: 0.55%
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.00	8-1-2033	2,120,000	2,135,442
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.25	8-1-2043	4,650,000	4,676,221
Wisconsin HEFA Marquette University Project Series 2022	5.00	10-1-2031	6,690,000	7,803,046
Wisconsin HEFA Marquette University Project Series 2022	5.00	10-1-2032	7,040,000	8,313,278
Wisconsin PFA Carolina International School Series A 144A	6.00	8-1-2023	85,000	85,426
Wisconsin PFA Carolina International School Series A 144A	6.75	8-1-2033	2,430,000	2,445,910
Wisconsin PFA Carolina International School Series A 144A	7.00	8-1-2043	1,575,000	1,583,637
Wisconsin PFA Carolina International School Series A 144A	7.20	8-1-2048	940,000	945,292
Wisconsin PFA Charter School Revenue American Preparatory Academy 144A	5.00	7-15-2039	1,375,000	1,222,747
Wisconsin PFA Wisland Revenue Northwest Nazarene University	4.25	10-1-2049	5,410,000	4,803,375
				34,014,374
GO revenue: 0.14%
Verona WI Area School District Building & Improvement Bonds	4.00	4-1-2027	3,385,000	3,525,998
Verona WI Area School District Building & Improvement Bonds	4.00	4-1-2028	1,380,000	1,438,724
Verona WI Area School District Building & Improvement Bonds	5.00	4-1-2026	3,310,000	3,560,380
				8,525,102
Health revenue: 0.85%
Wisconsin HEFA Ascension Senior Credit Group Series A	4.50	11-15-2039	4,925,000	5,025,748
Wisconsin HEFA Ascension Senior Credit Group Series A	5.00	11-15-2035	12,000,000	12,568,625
Wisconsin HEFA Bellin Memorial Hospital Project Series 2022	5.00	12-1-2041	1,315,000	1,397,509
Wisconsin HEFA Bellin Memorial Hospital Project Series 2022	5.00	12-1-2042	2,000,000	2,122,691
See accompanying notes to portfolio of investments

52  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

		Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Wisconsin HEFA Bellin Memorial Hospital Project Series 2022		5.00%	12-1-2043	$ 3,540,000	$ 3,745,071
Wisconsin HEFA Bellin Memorial Hospital Project Series 2022		5.50	12-1-2052	2,000,000	2,191,618
Wisconsin HEFA Series 2053 ø		5.12	2-15-2053	3,000,000	3,000,000
Wisconsin PFA Series A ##		4.00	10-1-2049	24,500,000	22,471,214
					52,522,476
Housing revenue: 0.64%
Wisconsin Housing & EDA Series A (FHLB SPA) ø		3.85	4-1-2046	2,790,000	2,790,000
Wisconsin PFA Student Housing Revenue (AGM Insured)		4.00	7-1-2023	350,000	350,924
Wisconsin PFA Student Housing Revenue (AGM Insured)		4.00	7-1-2024	800,000	806,690
Wisconsin PFA Student Housing Revenue (AGM Insured)		4.00	7-1-2025	920,000	935,234
Wisconsin PFA Student Housing Revenue (AGM Insured)		5.00	7-1-2026	1,360,000	1,438,844
Wisconsin PFA Student Housing Revenue (AGM Insured)		5.00	7-1-2027	1,675,000	1,802,810
Wisconsin PFA Student Housing Revenue (AGM Insured)		5.00	7-1-2028	2,025,000	2,214,727
Wisconsin PFA Student Housing Revenue (AGM Insured)		5.00	7-1-2029	2,190,000	2,395,324
Wisconsin PFA Student Housing Revenue (AGM Insured)		5.00	7-1-2030	2,300,000	2,513,419
Wisconsin PFA Student Housing Revenue (AGM Insured)		5.00	7-1-2031	1,415,000	1,545,484
Wisconsin PFA Student Housing Revenue (AGM Insured)		5.00	7-1-2048	16,775,000	17,437,977
Wisconsin PFA Student Housing Revenue (AGM Insured)		5.00	7-1-2053	5,000,000	5,178,480
					39,409,913
Industrial development revenue: 0.11%
Wisconsin PFA Series 2022A		5.00	2-1-2042	2,500,000	2,542,777
Wisconsin PFA Series 2022A 144A		5.50	2-1-2042	4,000,000	3,962,956
					6,505,733
Miscellaneous revenue: 0.06%
Wisconsin Series A		5.00	6-1-2033	3,420,000	3,574,204
Tax revenue: 0.50%
Mount Pleasant WI Series A ##		5.00	4-1-2043	20,205,000	21,438,156
Mount Pleasant WI Series A		5.00	4-1-2048	650,000	673,141
Mount Pleasant WI Series A		5.00	4-1-2048	6,910,000	7,124,618
Wisconsin Center District CAB Series C (AGM Insured) ¤		0.00	12-15-2037	1,600,000	851,930
Wisconsin Center District CAB Series C (AGM Insured) ¤		0.00	12-15-2038	1,600,000	813,414
					30,901,259
					175,453,061
Total Municipal obligations (Cost $6,191,171,186)					6,053,371,845
Total investments in securities (Cost $6,243,171,186)	99.32%				6,105,371,845
Other assets and liabilities, net	0.68				41,718,065
Total net assets	100.00%				$6,147,089,910

See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  53

Portfolio of investments—March 31, 2023 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
†	Non-income-earning security
##	All or a portion of this security is segregated for when-issued securities.
%%	The security is purchased on a when-issued basis.
♣	On the last interest date, partial interest was paid.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
See accompanying notes to portfolio of investments

54  |  Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Investments in affiliates no longer held at end of period
Allspring Municipal Cash Management Money Market Fund Institutional Class	$15,147,751	$1,166,405,481	$(1,181,534,294)	$(18,226)	$(712)	$0	0	$0
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  55

Notes to portfolio of investments—March 31, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$52,000,000	$0	$52,000,000
Municipal obligations	0	6,053,371,845	0	6,053,371,845
Total assets	$0	$6,105,371,845	$0	$6,105,371,845
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended March 31, 2023, the Fund did not have any transfers into/out of Level 3.

56  |  Allspring Municipal Bond Fund